                              [WELLS FARGO FUNDS LOGO]


Semi-Annual Report

VARIABLE TRUST


                                     June 30, 2000

[GRAPHIC]


VARIABLE TRUST ASSET ALLOCATION FUND

VARIABLE TRUST CORPORATE BOND FUND

VARIABLE TRUST EQUITY INCOME FUND

VARIABLE TRUST EQUITY VALUE FUND

VARIABLE TRUST GROWTH FUND

VARIABLE TRUST LARGE COMPANY GROWTH FUND

VARIABLE TRUST MONEY MARKET FUND

VARIABLE TRUST SMALL CAP GROWTH FUND

                                                                  VARIABLE TRUST
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO CONTRACTHOLDER                          ...........................  1
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PERFORMANCE HIGHLIGHTS
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  VARIABLE TRUST ASSET ALLOCATION FUND                   ....................  2

  VARIABLE TRUST CORPORATE BOND FUND                    .....................  4

  VARIABLE TRUST EQUITY INCOME FUND                     .....................  6

  VARIABLE TRUST EQUITY VALUE FUND                     ......................  8

  VARIABLE TRUST GROWTH FUND                        ........................  10

  VARIABLE TRUST LARGE COMPANY GROWTH FUND                 .................  12

  VARIABLE TRUST MONEY MARKET FUND                     .....................  14

  VARIABLE TRUST SMALL CAP GROWTH FUND                   ...................  16

PORTFOLIO OF INVESTMENTS
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  VARIABLE TRUST ASSET ALLOCATION FUND                   ...................  18

  VARIABLE TRUST CORPORATE BOND FUND                    ....................  33

  VARIABLE TRUST EQUITY INCOME FUND                    .....................  38

  VARIABLE TRUST EQUITY VALUE FUND                     .....................  41

  VARIABLE TRUST GROWTH FUND                        ........................  45

  VARIABLE TRUST LARGE COMPANY GROWTH FUND                 .................  49

  VARIABLE TRUST MONEY MARKET FUND                     .....................  51

  VARIABLE TRUST SMALL CAP GROWTH FUND                   ...................  53

FINANCIAL STATEMENTS
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  STATEMENTS OF ASSETS AND LIABILITIES                   ...................  58

  STATEMENTS OF OPERATIONS                         .........................  60

  STATEMENTS OF CHANGES IN NET ASSETS                   ....................  62

  FINANCIAL HIGHLIGHTS                           ...........................  66

NOTES TO FINANCIAL HIGHLIGHTS                       ........................  68
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NOTES TO FINANCIAL STATEMENTS                       ........................  69
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LIST OF ABBREVIATIONS                           ............................  75
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                  VARIABLE TRUST
--------------------------------------------------------------------------------

DEAR VALUED CONTRACTHOLDER,

    The six-month period ended June 30, 2000, was a challenging time for investors, as the financial markets began the year with solid gains only to slide into negative territory over the ensuing months. After several years of unprecedented gains, risk and volatility have returned to the marketplace, which underscores the importance of diversification and a long-term investment horizon.
   The impact of rising interest rates contributed to the stock market's lackluster performance. During the period, the Federal Reserve Board (the Fed) raised interest rates on three occasions, including a half-point increase on May 16, 2000, in an attempt to cool the fast-growing economy and contain mounting inflationary pressures. Rising rates translated into higher borrowing costs, which hurt company earnings. To compound the problem, surprises on the corporate profit front often sent entire market sectors into a swoon.
   The Nasdaq Composite Index (Nasdaq), a proxy for New Economy stocks, bore the brunt of the market volatility. After reaching a record of 5048 on March 10, the technology-laden Nasdaq plummeted nearly 40% by late May, then rebounded in June before closing the period with a slight loss. The Dow Jones Industrial Average, which is dominated by Old Economy stocks, embarked on a similar rollercoaster ride to end the second quarter with a 9% loss. Overseas, most international markets have fared poorly year-to-date as well.
   The period also was characterized by high-speed rotation among sectors, with market leadership shifting from small-cap growth stocks to large-cap value stocks, and ultimately back to small-cap stocks. Small-cap growth and small-cap value stocks emerged as the period's best performers, ending the period with solid gains.
   In contrast to the struggling equity market, the bond market staged an impressive rally over the first half of the year. Buoyed by contracting supply, the 30-year U.S. Treasury bond defied the Fed's short-term rate increases to post strong returns. In fact, during this period, the total return on the 30-year U.S. Treasury bond climbed more than 10%. Intermediate-term bonds also rallied, with the yield on the 10-year U.S. Treasury note declining by 1% since its January high. Yet high-yield corporate bonds could not escape the impact of higher interest rates and a rash of company defaults, which sent the price of non investment-grade bonds lower.
   Although preliminary data suggests that the economy is beginning to slow under the weight of tighter economic conditions, it's too early to determine whether the Fed has shifted to a neutral monetary policy. Regardless of the Fed's future actions, we encourage investors to maintain a long-term outlook. Keep in mind that markets move in cycles, and after five consecutive years of double-digit gains, investors can expect to encounter periods of uncertainty.
   Amid volatile markets, it's also important to maintain a balanced portfolio to weather rapidly changing conditions. If you have any questions about your investments or need further information, please contact your investment professional, or call us at 1-800-222-8222.
   In closing, we wish to thank you for choosing Wells Fargo Funds. We value your business and will continue to offer an expanding array of quality investments designed to help you achieve your personal goals.

  /s/ MICHAEL J. HOGAN
   MICHAEL J. HOGAN
   PRESIDENT,
   WELLS FARGO FUNDS

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
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VARIABLE TRUST ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Barclays Global Fund Advisors, N.A.

FUND MANAGERS
  Team managed

INCEPTION DATE
  04/15/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 4.04%(1) for the six-month period ended June 30, 2000. The Fund's benchmark is allocated 60% S&P 500 Index(2), which returned (0.42)% during the period, and 40% Lehman Brothers Treasury 20+ Year Index(3), which returned 10.01%, for a combined benchmark return of 3.75% for the period. The Fund distributed $0.17 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Equity markets stumbled early in the year on news of impending interest rate increases designed to slow the nation's fast-growing economy. Large-cap stocks were hardest hit, dragged down by a sell-off in the technology sector. In contrast, the bond market rallied, with the 30-year U.S. Treasury bond posting a total return of 9.06% for the second quarter, a significant improvement from a loss of nearly 15% in 1999. Against this backdrop, the Fund increased its bond holdings to capture gains in the bond market before ending the period at an allocation of 62% stocks and 38% fixed-income securities.
   The second quarter was significantly more volatile, with the Nasdaq Composite Index(4) falling 25% during the second week of April. The S&P 500 Index also lost ground following a half-point interest rate increase, while long-term bonds surrendered part of their first quarter gains. Equity and bond markets rebounded in June when preliminary economic data pointed to signs of an economic slowdown, yet stocks remained in negative territory at the end of the second quarter.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   A sustained slowdown in economic growth may convince the Federal Reserve Board to hold off on additional interest rate increases. Stable or falling interest rates should prove beneficial for both stocks and bonds.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Asset Allocation Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
2

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                                              Since
                                6-Month*  1-Year   5-Year   Inception
VARIABLE TRUST ASSET
  ALLOCATION FUND                  4.04     7.20    16.09      15.93
BENCHMARK
  S&P 500 INDEX                   (0.42)    7.25    23.80
  LEHMAN BROTHERS TREASURY 20+
    YEAR INDEX                    10.01     6.91     7.61

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF JUNE 30, 2000)
-----------------------------------------------------------

PORTFOLIO TURNOVER                                      25%
NUMBER OF HOLDINGS                                      528
WEIGHTED AVERAGE MATURITY OF BOND PORTFOLIO         23.8 YEARS
ESTIMATED DURATION OF BOND PORTFOLIO                11.7 YEARS
NAV                                                   $14.83

  TEN LARGEST HOLDINGS(5) (AS OF JUNE 30, 2000)
-----------------------------------------------------------

UST BOND, 8.00%, 11/15/21                            3.77%
UST BOND, 8.75%, 8/15/20                             2.76%
UST BOND, 6.25%, 8/15/23                             2.75%
UST BOND, 6.125%, 11/15/27                           2.66%
GENERAL ELECTRIC COMPANY                             2.60%
INTEL CORPORATION                                    2.22%
CISCO SYSTEMS, INCORPORATED                          2.20%
MICROSOFT CORPORATION                                2.09%
UST BILL, DUE 8/3/00                                 1.87%
UST BOND, 7.625%, 2/15/25                            1.83%

  SECTOR DISTRIBUTION(6) (AS OF JUNE 30, 2000)
-----------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury
Securities             35%

Technology             21%

Financial               9%

Health Care             7%

Consumer Cyclical       4%

Consumer Non-Cyclical   4%

Energy                  4%

Telecommunications      4%

Cash                    3%

Consumer Services       3%

Basic Materials         2%

Industrials             2%

Commercial Services     1%

Utilities               1%

  GROWTH OF $10,000 CHART(7)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE TRUST      LEHMAN BROTHERS
         ASSET ALLOCATION FUND     TREASURY 20+ YEAR INDEX  S&P 500 INDEX

4/94                      $10,000                  $10,000        $10,000

5/94                       $9,940                   $9,917        $10,164

6/94                       $9,796                   $9,815         $9,915

7/94                      $10,107                  $10,178        $10,241

8/94                      $10,248                  $10,078        $10,660

9/94                       $9,964                   $9,733        $10,400

10/94                     $10,055                   $9,702        $10,633

11/94                      $9,954                   $9,771        $10,246

12/94                     $10,113                   $9,932        $10,398

1/95                      $10,384                  $10,202        $10,668

2/95                      $10,707                  $10,488        $11,083

3/95                      $10,894                  $10,588        $11,409

4/95                      $11,137                  $10,778        $11,745

5/95                      $11,686                  $11,667        $12,214

6/95                      $11,870                  $11,808        $12,497

7/95                      $12,031                  $11,598        $12,911

8/95                      $12,127                  $11,876        $12,944

9/95                      $12,438                  $12,111        $13,490

10/95                     $12,514                  $12,475        $13,442

11/95                     $12,860                  $12,799        $14,031

12/95                     $13,041                  $13,168        $14,301

1/96                      $13,284                  $13,152        $14,788

2/96                      $13,180                  $12,455        $14,925

3/96                      $13,256                  $12,185        $15,068

4/96                      $13,233                  $11,970        $15,290

5/96                      $13,350                  $11,906        $15,683

6/96                      $13,531                  $12,172        $15,742

7/96                      $13,223                  $12,171        $15,047

8/96                      $13,199                  $11,997        $15,364

9/96                      $13,705                  $12,347        $16,227

10/96                     $14,185                  $12,864        $16,675

11/96                     $14,917                  $13,324        $17,934

12/96                     $14,535                  $12,976        $17,579

1/97                      $14,815                  $12,859        $18,678

2/97                      $14,853                  $12,862        $18,824

3/97                      $14,323                  $12,508        $18,050

4/97                      $14,904                  $12,827        $19,126

5/97                      $15,406                  $12,975        $20,294

6/97                      $15,820                  $13,246        $21,197

7/97                      $16,903                  $14,096        $22,883

8/97                      $16,211                  $13,660        $21,601

9/97                      $16,822                  $14,065        $22,783

10/97                     $16,849                  $14,583        $22,022

11/97                     $17,232                  $14,812        $23,041

12/97                     $17,569                  $15,075        $23,438

1/98                      $17,833                  $15,391        $23,696

2/98                      $18,624                  $15,268        $25,404

3/98                      $19,295                  $15,299        $26,705

4/98                      $19,458                  $15,350        $26,977

5/98                      $19,354                  $15,675        $26,513

6/98                      $20,075                  $16,087        $27,590

7/98                      $19,881                  $15,996        $27,297

8/98                      $17,985                  $16,778        $23,353

9/98                      $18,996                  $17,396        $24,850

10/98                     $20,090                  $17,100        $26,867

11/98                     $21,065                  $17,258        $28,496

12/98                     $22,008                  $17,218        $30,137

1/99                      $22,760                  $17,382        $31,406

2/99                      $21,942                  $16,453        $30,426

3/99                      $22,567                  $16,380        $31,643

4/99                      $23,208                  $16,393        $32,867

5/99                      $22,715                  $16,133        $32,092

6/99                      $23,349                  $15,935        $33,838

7/99                      $22,838                  $15,845        $32,781

8/99                      $22,723                  $15,770        $32,619

9/99                      $22,394                  $15,884        $31,725

10/99                     $23,190                  $15,886        $33,733

11/99                     $23,389                  $15,765        $34,418

12/99                     $24,060                  $15,486        $36,445

1/00                      $23,560                  $15,756        $34,615

2/00                      $23,726                  $16,315        $33,961

3/00                      $25,436                  $16,926        $37,283

4/00                      $24,882                  $16,758        $36,160

5/00                      $24,463                  $16,673        $35,419

6/00                      $25,031                  $17,036        $36,294

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The Lehman Brothers Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.
(4) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market & Small-Cap stocks. You cannot invest directly in an index.
(5) The Ten Largest Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(6)  Portfolio holdings are subject to change.
(7) The chart compares the performance of the Wells Fargo Variable Trust Asset Allocation Fund since inception with the S&P 500 Index and the Lehman Brothers Treasury 20+ Year Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST CORPORATE BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Corporate Bond Fund (the Fund) seeks a high level of current income, consistent with reasonable risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  N. Graham Allen, FCMA
  John W. (Jack) Burgess
  Jacqueline A. Flippin
  Daniel J. Kokoszka, CFA
  Scott Smith, CFA

INCEPTION DATE
  09/20/99

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 2.60%(1) for the six-month period ended June 30, 2000, slightly underperforming its benchmark, the Lehman Brothers U.S. Credit Index(2), which returned 2.68%. The Fund distributed $0.32 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's defensive structure, which reduced its exposure to investment-grade corporate bonds in favor of U.S. Treasury securities, benefited the Fund's performance. Investment-grade bonds initially languished as spreads widened amid the impact of higher interest rates, investors' appetite for risk diminished, leveraged-buyout risk increased and monetary policy was tight in the form of interest rate increases. In contrast, rising default rates combined with shareholder redemptions contributed to the poor performance of the Fund's high-yield bonds, which represented nearly 15% of the portfolio holdings at the end of the period.
   In an effort to enhance future performance, the Fund completed several transactions during the period seeking to improve average credit quality, while further diversifying its holdings to help offset market risk.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Amid mounting evidence of an economic slowdown, the Fund will seek to opportunistically extend average maturity to capitalize on stable or declining interest rates. The Fund will also focus on higher quality bonds, particularly bonds with maturities of less than 10 years, issued by companies with solid credit fundamentals.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The Fund changed its benchmark to the Lehman Brothers U.S. Credit Index, formerly the Lehman Brothers Corporate Index, because it is more representative of the Fund's average portfolio maturity and holdings. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
4

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                                                Since
                           1-Month  3-Month  6-Month  1-Year  Inception
VARIABLE TRUST CORPORATE
  BOND FUND                  2.32    (0.08)    2.60               3.11

BENCHMARK

  LEHMAN BROTHERS U.S.
    CREDIT INDEX             2.51     1.23     2.68    3.00

  LEHMAN BROTHERS
    CORPORATE LONG BOND
    INDEX(3)                 3.55     0.76     2.63    1.63

  CHARACTERISTICS (AS OF JUNE 30, 2000)
-----------------------------------------------------------

PORTFOLIO TURNOVER                          65%

NUMBER OF HOLDINGS                          200

AVERAGE CREDIT QUALITY(4)                   Baa1

NAV                                        $9.75

DISTRIBUTION RATE(5)                       6.59%

SEC YIELD(6)                               7.02%

  PORTFOLIO ALLOCATION(7) (AS OF JUNE 30, 2000)
-----------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                           52%

U.S. Treasury Bonds                       29%

Non-Investment Grade Bonds (BB or lower)  14%

Mortgage-Backed Securities                 3%

Foreign Denominated Securities             1%

Repurchase Agreements                      1%

  GROWTH OF $10,000 CHART(8)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WELLS FARGO VARIABLE      LEHMAN BROTHERS        LEHMAN BROTHERS
       TRUST CORPORATE BOND FUND  U.S. CREDIT INDEX  CORPORATE LONG BOND INDEX

8/99                     $10,000            $10,000                    $10,000

9/99                     $10,005            $10,109                    $10,106

10/99                    $10,060            $10,155                    $10,168

11/99                    $10,030            $10,166                    $10,151

12/99                     $9,984            $10,112                    $10,058

1/00                      $9,958            $10,076                    $10,039

2/00                     $10,082            $10,170                    $10,157

3/00                     $10,252            $10,257                    $10,245

4/00                     $10,059            $10,166                    $10,084

5/00                     $10,011            $10,129                     $9,969

6/00                     $10,244            $10,383                    $10,323

--------------------------------------------------------------------------------

(3) The Lehman Brothers Corporate Long Bond Index is a total return index of all publicly-issued, fixed-rate, non-convertible investment-grade domestic corporate bonds and Yankee Bonds. All bonds have maturities of at least 10 years or more. The returns are weighted by market value including accrued interest. The bonds represented in this index are subject to investment risk, including loss of principal, if sold prior to maturity, and also to default. You cannot invest directly in an index.

(4) The average credit quality is compiled from the ratings of Standard & Poor's and/or Moody's Investors Service (together "rating agencies").
Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7)  Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Variable Trust Corporate Bond Fund since inception with the Lehman Brothers U.S. Credit Index and the Lehman Brothers Corporate Long Bond Index, the former benchmark for the Fund. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  David L. Roberts, CFA
  Gary J. Dunn, CFA

INCEPTION DATE
  05/06/96

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned (4.53)%(1) for the six-month period ended June 30, 2000, underperforming the S&P 500 Index(2), which returned (0.42)% and the Russell 1000 Value Index(3), which returned (4.23)%. The Fund distributed $0.09 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Fund performance was affected by several factors, including the negative impact of a strong U.S. dollar on the portfolio's international holdings and downturns in the communications, basic materials and consumer-related sectors. Shares of AT&T, one of the Fund's largest holdings, slid in response to profit warnings, while May Department Stores struggled amid soft retail sales. Target Corporation also experienced declining share prices, even though the company's current fundamentals and growth prospects remain solid.
   The Fund benefited from its health care, energy and technology holdings. Pfizer's merger with Warner-Lambert was well received by investors, while the launch of new products boosted shares of American Home Products. In addition, Schlumberger enjoyed strong performance thanks to firming prices and capital spending in the energy sector.
   During the period, the Fund eliminated its position in Pacific, Gas & Electric and added to existing positions in IBM and Lucent Technologies to increase its technology weighting. Weakness in Honeywell stock also presented the Fund with an opportunity to add to its current position.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   One aspect of the Fund's strategy is to capitalize on the global economic recovery. Since the Fund has exposure to many U.S. companies that derive significant revenues from global operations, the Fund should benefit as foreign economies continue to improve.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Equity Income Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
6

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                                          Since
                                     6-Month*  1-Year   Inception
VARIABLE TRUST EQUITY INCOME FUND      (4.53)   (8.64)     13.67
BENCHMARK
  RUSSELL 1000 VALUE INDEX             (4.23)   (8.92)
  S&P 500 INDEX                        (0.42)    7.25

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
   (AS OF JUNE 30, 2000)
-----------------------------------------------------------

PORTFOLIO TURNOVER                                      3%
NUMBER OF HOLDINGS                                      47
NAV                                                   $16.23

  TEN LARGEST EQUITY HOLDINGS(4)
   (AS OF JUNE 30, 2000)
-----------------------------------------------------------

PEPSICO                                              4.66%
HEWLETT-PACKARD COMPANY                              4.48%
LUCENT TECHNOLOGIES, INCORPORATED                    4.13%
GENERAL ELECTRIC COMPANY                             3.58%
IBM CORPORATION                                      3.58%
TYCO INTERNATIONAL LIMITED                           3.57%
PFIZER, INCORPORATED                                 3.47%
ST. PAUL COMPANIES, INCORPORATED                     3.31%
AMERICAN HOME PRODUCTS                               3.05%
EXXON MOBIL CORPORATION                              3.01%

  SECTOR DISTRIBUTION(5) (AS OF JUNE 30, 2000)
-----------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             16%

Financial              15%

Health Care            12%

Consumer Non-Cyclical  10%

Basic Materials         8%

Energy                  8%

Industrials             8%

Consumer Cyclical       6%

Consumer Services       5%

Telecommunications      5%

Commercial Services     4%

Utilities               3%

  GROWTH OF $10,000 CHART(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE TRUST
           EQUITY INCOME FUND      S&P 500 INDEX  RUSSELL 1000 VALUE INDEX

5/96                      $10,000        $10,000                   $10,000

5/96                      $10,000        $10,257                   $10,125

6/96                      $10,110        $10,296                   $10,133

7/96                       $9,710         $9,841                    $9,750

8/96                       $9,830        $10,049                   $10,029

9/96                      $10,250        $10,613                   $10,427

10/96                     $10,490        $10,906                   $10,831

11/96                     $11,170        $11,730                   $11,616

12/96                     $10,995        $11,497                   $11,467

1/97                      $11,540        $12,216                   $12,023

2/97                      $11,691        $12,311                   $12,200

3/97                      $11,348        $11,805                   $11,761

4/97                      $11,681        $12,509                   $12,255

5/97                      $12,215        $13,273                   $12,940

6/97                      $12,719        $13,864                   $13,495

7/97                      $13,535        $14,966                   $14,511

8/97                      $12,910        $14,128                   $13,995

9/97                      $13,525        $14,901                   $14,840

10/97                     $13,132        $14,403                   $14,426

11/97                     $13,716        $15,070                   $15,063

12/97                     $13,953        $15,329                   $15,503

1/98                      $13,994        $15,498                   $15,285

2/98                      $14,902        $16,615                   $16,313

3/98                      $15,647        $17,466                   $17,312

4/98                      $15,800        $17,644                   $17,428

5/98                      $15,585        $17,340                   $17,170

6/98                      $15,830        $18,044                   $17,389

7/98                      $15,381        $17,853                   $17,082

8/98                      $13,545        $15,273                   $14,540

9/98                      $14,290        $16,252                   $15,375

10/98                     $15,290        $17,572                   $16,566

11/98                     $15,993        $18,637                   $17,338

12/98                     $16,523        $19,710                   $17,929

1/99                      $16,472        $20,540                   $18,073

2/99                      $16,482        $19,899                   $17,818

3/99                      $17,091        $20,695                   $18,187

4/99                      $17,959        $21,496                   $19,885

5/99                      $17,917        $20,989                   $19,667

6/99                      $18,630        $22,131                   $20,237

7/99                      $18,145        $21,440                   $19,644

8/99                      $17,856        $21,334                   $18,915

9/99                      $17,195        $20,749                   $18,255

10/99                     $17,659        $22,062                   $19,307

11/99                     $17,814        $22,510                   $19,156

12/99                     $17,829        $23,836                   $19,248

1/00                      $16,911        $22,640                   $18,620

2/00                      $15,607        $22,212                   $17,237

3/00                      $17,163        $24,384                   $19,340

4/00                      $17,132        $23,650                   $19,115

5/00                      $17,435        $23,165                   $19,316

6/00                      $17,021        $23,737                   $18,433

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Variable Trust Equity Income Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Equity Value Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Allen Wisniewski, CFA
  Gregg Giboney, CFA
  Allan White

INCEPTION DATE
  05/01/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned (2.44)%(1) for the six-month period ended June 30, 2000. The Fund underperformed the S&P 500 Index(2), which returned (0.42)%, and outperformed the Russell 1000 Value Index(3), which returned (4.23)%. The Fund distributed $0.04 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Fund performance reflected overall weakness in equity markets, as rising interest rates and inflationary concerns sent the market into a tailspin during the first half of the year. A slowing economy hurt the basic materials sector, while the Fund's extensive holdings of financial services stocks performed poorly as interest rates climbed. However, with interest rates at or near their peaks, the outlook for the financial services sector is promising.
   The Fund benefited from its energy-related holdings, including Transocean, Coastal Corporation and Williams Companies. The Fund also profited from several well-timed purchases in the consumer staples sector, including Best Foods, Pepsi and Clorox. And despite a volatile marketplace, the Fund's technology stocks performed well during the period led by positions in American Power Conversion and Philips Electronics.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund will continue to implement a strategy that focuses on the purchase of stocks with favorable valuations and performance potential. This strategy has resulted in three consecutive quarters of outperformance compared to the Russell 1000 Value Index. The Fund is also positioned for the potential to perform well in an environment of declining interest rates and slower growth.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Equity Value Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
8

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                                          Since
                                     6-Month*  1-Year   Inception
VARIABLE TRUST EQUITY VALUE FUND       (2.44)  (11.94)     (3.99)

BENCHMARK

  RUSSELL 1000 VALUE INDEX             (4.23)   (8.92)

  S&P 500 INDEX                        (0.42)    7.25

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF JUNE 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          65%

NUMBER OF HOLDINGS                           74

NAV                                        $8.97

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF JUNE 30, 2000)
----------------------------------------------

CITIGROUP, INCORPORATED                              5.28%

EXXON MOBIL CORPORATION                              5.10%

AMERICAN INTERNATIONAL GROUP                         3.61%

MORGAN STANLEY DEAN WITTER                           2.83%

COASTAL CORPORATION                                  2.68%

SBC COMMUNICATIONS, INCORPORATED                     2.45%

CHASE MANHATTAN CORPORATION                          2.42%

MEDIAONE GROUP, INCORPORATED                         2.29%

IBM CORPORATION                                      2.28%

KONINKLIJKE PHILIPS ELECTRONICS                      2.24%

  SECTOR DISTRIBUTION(5) (AS OF JUNE 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial              27%

Energy                 15%

Technology             14%

Telecommunications      7%

Cash                    6%

Basic Materials         5%

Consumer Non-Cyclical   5%

Health Care             5%

Industrials             5%

Consumer Cyclical       4%

Consumer Services       4%

Commercial Services     2%

Utilities               1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        WELLS FARGO VARIABLE
       TRUST EQUITY VALUE FUND  RUSSELL 1000 VALUE INDEX  S&P 500 INDEX

4/98                   $10,000                   $10,000        $10,000

5/98                    $9,680                    $9,852         $9,828

6/98                    $9,739                    $9,978        $10,227

7/98                    $9,268                    $9,801        $10,119

8/98                    $8,156                    $8,343         $8,656

9/98                    $8,626                    $8,822         $9,211

10/98                   $9,199                    $9,506         $9,959

11/98                   $9,460                    $9,949        $10,563

12/98                   $9,624                   $10,288        $11,171

1/99                    $9,403                   $10,370        $11,642

2/99                    $9,161                   $10,224        $11,278

3/99                    $9,380                   $10,436        $11,729

4/99                   $10,188                   $11,410        $12,183

5/99                   $10,087                   $11,285        $11,896

6/99                   $10,399                   $11,612        $12,543

7/99                   $10,024                   $11,272        $12,151

8/99                    $9,477                   $10,854        $12,091

9/99                    $8,981                   $10,475        $11,760

10/99                   $9,285                   $11,078        $12,504

11/99                   $9,255                   $10,992        $12,758

12/99                   $9,386                   $11,044        $13,510

1/00                    $9,142                   $10,684        $12,831

2/00                    $8,715                    $9,891        $12,589

3/00                    $9,498                   $11,097        $13,820

4/00                    $9,284                   $10,968        $13,404

5/00                    $9,416                   $11,084        $13,129

6/00                    $9,157                   $10,577        $13,454

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Variable Trust Equity Value Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Kelli Hill

INCEPTION DATE
  04/12/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned (0.17)%(1) for the six-month period ended June 30, 2000. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (0.42)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Strong performance by technology stocks accounted for the majority of the Fund's gains during the early part of the year. In fact, the Fund's major technology holdings, including Cisco, Texas Instruments and Intel, posted double-digit returns in the first quarter. Financial services stocks, such as Charles Schwab and State Street, were another source of relative outperformance. In addition, the Fund's consumer cyclical holdings, including Kohl's Department Stores, fared well.
   Markets reversed course during the second quarter as rising interest rates and investor uncertainty sparked unprecedented volatility. As a result, the Nasdaq Composite Index(3) shed 38%, with the technology sector -- and many of the Fund's technology holdings -- surrendering part of their first quarter gains. Shares of Chase Manhattan also fell in value due to the impact of rising interest rates, while Honeywell's disappointing second quarter earnings report sent the stock downward. The telecommunications and consumer sectors were also hit hard.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With interest rates expected to stabilize during the second half of the year, the investment climate for large-cap growth stocks should improve. The Fund's extensive holdings in the technology, telecommunications and health care sectors should perform well in this environment.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Growth Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business
September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
10

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                                              Since
                                6-Month*  1-Year   5-Year   Inception
VARIABLE TRUST GROWTH FUND        (0.17)    8.45    19.72      19.35
BENCHMARK
  S&P 500 INDEX                   (0.42)    7.25    23.80

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
   (AS OF JUNE 30, 2000)
-----------------------------------------------------------

PORTFOLIO TURNOVER                                      23%
NUMBER OF HOLDINGS                                      98
NAV                                                   $24.06

  TEN LARGEST EQUITY HOLDINGS(4)
   (AS OF JUNE 30, 2000)
-----------------------------------------------------------

CISCO SYSTEMS, INCORPORATED                          5.16%
GENERAL ELECTRIC COMPANY                             4.57%
INTEL CORPORATION                                    3.88%
MICROSOFT CORPORATION                                3.55%
PFIZER, INCORPORATED                                 3.16%
EXXON MOBIL CORPORATION                              2.56%
CITIGROUP, INCORPORATED                              2.53%
AMERICAN INTERNATIONAL GROUP                         2.45%
EMC CORPORATION                                      2.44%
WAL-MART STORES, INCORPORATED                        2.37%

  SECTOR DISTRIBUTION(5) (AS OF JUNE 30, 2000)
-----------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             36%

Financial              13%

Health Care            11%

Telecommunications      7%

Energy                  6%

Consumer Non-Cyclical   6%

Consumer Cyclical       6%

Consumer Services       4%

Basic Materials         3%

Industrials             3%

Utilities               2%

Commercial Services     2%

Cash                    1%

  GROWTH OF $10,000 CHART(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE
        TRUST GROWTH FUND    S&P 500 INDEX

4/94                $10,000        $10,000

5/94                $10,110        $10,164

6/94                 $9,888         $9,915

7/94                $10,189        $10,241

8/94                $10,511        $10,660

9/94                $10,422        $10,400

10/94               $10,502        $10,633

11/94               $10,260        $10,246

12/94               $10,447        $10,398

1/95                $10,508        $10,668

2/95                $10,994        $11,083

3/95                $11,237        $11,409

4/95                $11,390        $11,745

5/95                $11,930        $12,214

6/95                $12,209        $12,497

7/95                $12,589        $12,911

8/95                $12,794        $12,944

9/95                $13,223        $13,490

10/95               $12,801        $13,442

11/95               $13,325        $14,031

12/95               $13,497        $14,301

1/96                $13,748        $14,788

2/96                $14,260        $14,925

3/96                $14,297        $15,068

4/96                $14,769        $15,290

5/96                $15,136        $15,683

6/96                $14,876        $15,742

7/96                $14,108        $15,047

8/96                $14,518        $15,364

9/96                $15,247        $16,227

10/96               $15,659        $16,675

11/96               $16,662        $17,934

12/96               $16,525        $17,579

1/97                $17,473        $18,678

2/97                $16,966        $18,824

3/97                $16,376        $18,050

4/97                $17,036        $19,126

5/97                $18,117        $20,294

6/97                $18,506        $21,197

7/97                $20,013        $22,883

8/97                $18,853        $21,601

9/97                $19,906        $22,783

10/97               $18,986        $22,022

11/97               $19,280        $23,041

12/97               $19,389        $23,438

1/98                $19,747        $23,696

2/98                $20,810        $25,404

3/98                $21,809        $26,705

4/98                $21,959        $26,977

5/98                $21,624        $26,513

6/98                $22,674        $27,590

7/98                $22,558        $27,297

8/98                $19,418        $23,353

9/98                $20,316        $24,850

10/98               $21,964        $26,867

11/98               $23,437        $28,496

12/98               $24,975        $30,137

1/99                $25,935        $31,406

2/99                $25,063        $30,426

3/99                $26,256        $31,643

4/99                $27,054        $32,867

5/99                $26,218        $32,092

6/99                $27,684        $33,838

7/99                $26,886        $32,781

8/99                $26,924        $32,619

9/99                $26,202        $31,725

10/99               $27,737        $33,733

11/99               $28,348        $34,418

12/99               $30,074        $36,445

1/00                $28,738        $34,615

2/00                $28,352        $33,961

3/00                $30,885        $37,283

4/00                $29,762        $36,160

5/00                $28,963        $35,419

6/00                $30,024        $36,294

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & Small Cap stocks. You cannot invest directly in an index.
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Variable Trust Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses for the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Peregrine Capital Management, Inc.

FUND MANAGERS
  John S. Dale, CFA
  Gary E. Nussbaum, CFA

INCEPTION DATE
  09/20/99

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 9.14%(1) for the six-month period ended June 30, 2000, outperforming its benchmark, the S&P 500 Index(2), which returned (0.42)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund performed exceptionally well in the first quarter, as favorable earnings reports lifted growth stocks above most other market categories. Strong performance among many of the Fund's top 10 holdings also boosted performance, with shares of Schwab, Cisco, Medtronic and Intel increasing in value. In addition, the Fund's health care holdings bounced back after a tumultuous 1999. Even the Fund's financial-related holdings held up well amid a challenging environment for financial stocks.
   The second quarter was a period of unprecedented volatility in equity markets. Still, the Fund withstood selling pressures due to the fundamental earnings strength of its key stock holdings. The Fund took advantage of the downturn in the technology and telecommunication sectors to build positions in America Online, Oracle and JDS Uniphase. These companies are industry leaders with proven track records and attractive earnings growth potential.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's excellent performance during the first half of the year reflects its emphasis on a select number of high-quality companies with above-average earnings growth. The outlook for the Fund remains positive due to the strength of the companies within its portfolio.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
12

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                                             Since
                                1-Month  3-Month  6-Month  Inception
VARIABLE TRUST LARGE COMPANY
  GROWTH FUND                     7.62    (2.23)    9.14      31.30

BENCHMARK

  S&P 500 INDEX                   2.47    (2.66)   (0.42)

  CHARACTERISTICS
  (AS OF JUNE 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                           6%

NUMBER OF HOLDINGS                           34

NAV                                        $13.13

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF JUNE 30, 2000)
----------------------------------------------

INTEL CORPORATION                                    8.68%

CISCO SYSTEMS, INCORPORATED                          7.66%

PFIZER, INCORPORATED                                 5.85%

MICROSOFT CORPORATION                                5.07%

CHARLES SCHWAB CORPORATION                           4.75%

SOLECTRON CORPORATION                                4.70%

MEDTRONIC, INCORPORATED                              4.56%

AMERICAN INTERNATIONAL GROUP                         4.49%

GOLDMAN SACHS                                        4.32%

HOME DEPOT, INCORPORATED                             4.17%

  SECTOR DISTRIBUTION(4) (AS OF JUNE 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             43%

Financial              16%

Healthcare             14%

Commercial Services    13%

Consumer Cyclical       8%

Cash                    5%

Consumer Non-Cyclical   1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WELLS FARGO VARIABLE
       TRUST LARGE COMPANY GROWTH FUND  S&P 500 INDEX

8/99                           $10,000        $10,000

9/99                            $9,590         $9,726

10/99                          $10,420        $10,342

11/99                          $10,830        $10,551

12/99                          $12,030        $11,173

1/00                           $11,800        $10,612

2/00                           $12,000        $10,412

3/00                           $13,430        $11,430

4/00                           $13,020        $11,086

5/00                           $12,200        $10,858

6/00                           $13,130        $11,127

--------------------------------------------------------------------------------

(3) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Variable Trust Large Company Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Mike Neitzke

INCEPTION DATE
  05/19/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 2.69%(1) for the six-month period ended June 30, 2000. The Fund distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the first half of the year, the Federal Reserve Board (the Fed) raised interest rates on three occasions, including a half-point increase on May 16, 2000. The rate increases were designed to slow the economy and contain mounting inflationary pressures. All together, short-term interest rates rose a full percentage point over the period.
   Amid a rising interest rate environment, the Fund reinvested assets from its maturing securities into higher-yielding securities to enhance portfolio performance. In addition, the Fund continues to selectively seek opportunities along the yield curve, including longer-term securities, while maintaining its core positions of securities with one- to three-month maturities. The Fund believes that the asset-backed sector will provide additional yield while offering superior credit quality -- the best of both worlds.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking forward, the Fed may still be in a tightening mode, but investors are becoming increasingly convinced that interest rates have peaked in this economic cycle. Growing optimism over the outlook for monetary policy and, more generally, interest rates, is apparent from recent interest-rate declines and by a yield curve that is inverted (short-term interest rates are higher than long-term interest rates). The Fund seeks to maintain a stable net asset value within any market environment.

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                                              Since
                                6-Month*  1-Year   5-Year   Inception
VARIABLE TRUST MONEY MARKET
  FUND                             2.69     5.08     4.86       4.88

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  FUND YIELD SUMMARY
----------------------------------------------

7-DAY SIMPLE YIELD                                  5.89%

30-DAY SIMPLE YIELD                                 5.82%

  CHARACTERISTICS (AS OF JUNE 30, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                           66 DAYS


  PORTFOLIO ALLOCATION(2) (AS OF JUNE 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper            57%

Floating Rate Notes         14%

Short-Term Corporate Bonds  13%

Time Deposits                8%

Certificates of Deposit      6%

Repurchase Agreements        2%

  MATURITY DISTRIBUTION(2) (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     31%

30-59 days    36%

60-89 days    10%

90-179 days   10%

180-365 days  13%

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Money Market Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(2)  Portfolio holdings are subject to change.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Tom Zeifang, CFA
  Chris Greene

INCEPTION DATE
  05/01/95

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 8.13%(1) for the six-month period ended June 30, 2000, outperforming the Russell 2000 Index(2), which returned 3.04%. The Fund distributed neither dividends nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's strategy of owning the best companies within a broadly diversified portfolio paid off for investors during the period. During the first half of the year, the Fund benefited from its holdings of New Economy stocks throughout the technology, media and telecommunication sectors. The Fund's emphasis on companies with sound business fundamentals and strong cash flow enabled it to profit from its holdings of Silicon Valley Bancshares, even while most other financial services stocks fell in value. Shares of Terayon Communications, another prominent portfolio holding, also soared in value.
   Weaker holdings included Cumulus Media, Bindview Development and Harmonic Lightwave, all of which were sold during the period due to deteriorating growth prospects. The Fund pursued attractive opportunities in technology sectors, purchasing shares of Newport Corporation, a company that manufactures precision components and automated assembly, measurement, and test equipment, plus Technitrol, a company that sells electronic and metallurgical products to manufacturers of computers, telecom devices, switches, circuit breakers and other electronic goods.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The outlook for small-cap stocks remains favorable, reflecting the long-standing belief that the market increasingly rewards companies that are able to adapt to continued change.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Small Cap Growth Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock
Fund), its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
16

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                                           Since
                                     6-Month*   1-Year   Inception
VARIABLE TRUST SMALL CAP GROWTH
  FUND                                  8.13     88.80      20.08
BENCHMARK
  RUSSELL 2000 INDEX                    3.04     14.32

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
   (AS OF JUNE 30, 2000)
-----------------------------------------------------------

PORTFOLIO TURNOVER                                     132%
NUMBER OF HOLDINGS                                      127
NAV                                                   $19.56

  TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF JUNE 30, 2000)
-----------------------------------------------------------

DIAMOND TECH PARTNERS, INCORPORATED                  2.27%
ALTEON WEBSYSTEMS, INCORPORATED                      2.19%
VIGNETTE CORPORATION                                 2.10%
ART TECHNOLOGY GROUP, INCORPORATED                   2.05%
ENTRUST TECHNOLOGIES, INCORPORATED                   1.76%
ACTIVE SOFTWARE, INCORPORATED                        1.76%
KING PHARMACEUTICALS, INCORPORATED                   1.69%
SILICON VALLEY BANCSHARES                            1.65%
MICREL, INCORPORATED                                 1.57%
TUT SYSTEMS, INCORPORATED                            1.55%

  SECTOR DISTRIBUTION(4) (AS OF JUNE 30, 2000)
-----------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology           45%

Health Care          15%

Commercial Services   9%

Financial             6%

Cash                  6%

Energy                5%

Consumer Cyclical     5%

Industrials           3%

Telecommunications    3%

Consumer Services     2%

Transportation        1%

  GROWTH OF $10,000 CHART(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE TRUST  RUSSELL 2000
         SMALL CAP GROWTH FUND        INDEX

4/95                      $10,000       $10,000

5/95                      $10,040       $10,172

6/95                      $10,670       $10,700

7/95                      $11,740       $11,316

8/95                      $11,970       $11,549

9/95                      $11,920       $11,756

10/95                     $11,280       $11,231

11/95                     $11,590       $11,702

12/95                     $11,595       $12,011

1/96                      $11,636       $11,999

2/96                      $11,957       $12,374

3/96                      $12,484       $12,626

4/96                      $13,891       $13,301

5/96                      $14,419       $13,827

6/96                      $13,405       $13,259

7/96                      $12,112       $12,100

8/96                      $13,177       $12,803

9/96                      $13,819       $13,303

10/96                     $14,088       $13,099

11/96                     $14,750       $13,638

12/96                     $15,243       $13,997

1/97                      $15,571       $14,277

2/97                      $14,690       $13,931

3/97                      $13,482       $13,274

4/97                      $13,087       $13,311

5/97                      $15,729       $14,792

6/97                      $16,011       $15,426

7/97                      $17,039       $16,143

8/97                      $17,468       $16,513

9/97                      $18,778       $17,721

10/97                     $17,569       $16,941

11/97                     $16,824       $16,833

12/97                     $16,735       $17,129

1/98                      $16,341       $16,860

2/98                      $17,889       $18,108

3/98                      $18,387       $18,856

4/98                      $18,427       $18,962

5/98                      $17,089       $17,941

6/98                      $17,233       $17,979

7/98                      $15,397       $16,525

8/98                      $11,817       $13,315

9/98                      $12,420       $14,357

10/98                     $12,944       $14,943

11/98                     $13,705       $15,726

12/98                     $14,312       $16,699

1/99                      $13,865       $16,921

2/99                      $12,563       $15,550

3/99                      $12,287       $15,793

4/99                      $12,984       $17,208

5/99                      $12,958       $17,459

6/99                      $13,628       $18,248

7/99                      $13,615       $17,747

8/99                      $13,707       $17,090

9/99                      $14,234       $17,093

10/99                     $16,325       $17,163

11/99                     $19,061       $18,188

12/99                     $23,797       $20,247

1/00                      $24,323       $19,921

2/00                      $30,309       $23,210

3/00                      $26,402       $21,680

4/00                      $23,179       $20,375

5/00                      $20,719       $19,187

6/00                      $25,731       $20,861

--------------------------------------------------------------------------------

(2) The Russell 2000 Index is an index subset of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 11% of the U.S. equity market. You cannot invest directly in an index.
(3) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Variable Trust Small Cap Growth Fund since inception with the Russell 2000 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
COMMON STOCK - 61.81%
AEROSPACE - 0.02%
     1,411  B.F. GOODRICH COMPANY                             $     48,062
                                                              ------------
AGRICULTURAL PRODUCTION-CROPS - 0.04%
     4,214  NABISCO GROUP HOLDINGS                                 109,301
                                                              ------------
AMUSEMENT & RECREATION SERVICES - 0.01%
     1,640  HARRAH'S ENTERTAINMENT
            INCORPORATED+                                           34,338
                                                              ------------
APPAREL & ACCESSORY STORES - 0.28%
    10,958  GAP INCORPORATED                                       342,438
     4,184  KOHLS CORPORATION+                                     232,735
     5,542  LIMITED INCORPORATED                                   119,845
     1,745  NORDSTROM INCORPORATED                                  42,098

                                                                   737,116
                                                              ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.02%
       744  LIZ CLAIBORNE INCORPORATED                              26,225
     1,527  V. F. CORPORATION                                       36,362

                                                                    62,587
                                                              ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.01%
     1,748  AUTOZONE INCORPORATED+                                  38,456
                                                              ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
       774  RYDER SYSTEMS INCORPORATED                              14,658
                                                              ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.06%
       793  CENTEX CORPORATION                                      18,635
       621  KAUFMAN & BROAD HOME
            CORPORATION                                             12,304
     5,729  MASCO CORPORATION                                      103,480
       561  PULTE CORPORATION                                       12,132

                                                                   146,551
                                                              ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.65%
    29,768  HOME DEPOT INCORPORATED                              1,486,540
     4,915  LOWE'S COMPANY INCORPORATED                            201,822

                                                                 1,688,362
                                                              ------------
BUSINESS SERVICES - 4.58%
     4,499  3COM CORPORATION+                                      259,255
     1,535  ADOBE SYSTEMS INCORPORATED                             199,550
    29,583  AMERICA ONLINE INCORPORATED+                         1,560,503
       780  AUTODESK INCORPORATED                                   27,056
     8,073  AUTOMATIC DATA PROCESSING                              432,410
     3,169  BMC SOFTWARE INCORPORATED+                             115,619
     2,353  CABLETRON SYSTEMS
            INCORPORATED+                                           59,413
     9,237  CENDANT CORPORATION+                                   129,318
     1,870  CERIDIAN CORPORATION+                                   44,997
     2,332  CITRIX SYSTEMS+                                         44,162

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
BUSINESS SERVICES (continued)
     7,546  COMPUTER ASSOCIATES
            INTERNATIONAL INCORPORATED                        $    386,261
     2,109  COMPUTER SCIENCES CORPORATION+                         157,515
     1,950  CONVERGYS CORPORATION+                                 101,156
       958  DELUXE CORPORATION                                      22,573
     1,663  ECOLAB INCORPORATED                                     64,961
     6,019  ELECTRONIC DATA SYSTEMS
            CORPORATION                                            248,284
     1,847  EQUIFAX INCORPORATED                                    48,484
     5,335  FIRST DATA CORPORATION                                 264,749
     3,918  IMS HEALTH INCORPORATED                                 70,524
     3,881  INTERPUBLIC GROUP COMPANIES
            INCORPORATED                                           166,882
     3,649  MCKESSON HBOC INCORPORATED                              76,401
     1,000  MERCURY INTERACTIVE
            CORPORATION+                                            96,750
     1,237  NCR CORPORATION+                                        48,166
     4,163  NOVELL INCORPORATED+                                    38,508
     2,260  OMNICOM GROUP                                          201,281
    36,520  ORACLE SYSTEMS CORPORATION+                          3,069,963
     3,574  PARAMETRIC TECHNOLOGY COMPANY+                          39,314
     3,521  PEOPLESOFT INCORPORATED+                                58,977
       750  SAPIENT CORPORATION+                                    80,203
     2,550  SIEBEL SYSTEMS INCORPORATED+                           417,084
    20,395  SUN MICROSYSTEMS INCORPORATED+                       1,854,670
     3,977  UNISYS CORPORATION+                                     57,915
     5,052  VERITAS SOFTWARE CORPORATION+                          570,955
     6,996  YAHOO INCORPORATED+                                    866,630
       875  YOUNG & RUBICAM INCORPORATED                            50,039

                                                                11,930,528
                                                              ------------
CHEMICALS & ALLIED PRODUCTS - 6.92%
    19,924  ABBOTT LABORATORIES                                    887,863
     2,939  AIR PRODUCTS & CHEMICALS
            INCORPORATED                                            90,558
       725  ALBERTO CULVER COMPANY
            CLASS B                                                 22,158
     1,317  ALZA CORPORATION+                                       77,868
    16,801  AMERICAN HOME PRODUCTS
            CORPORATION                                            987,058
    13,233  AMGEN INCORPORATED+                                    929,618
     1,471  AVERY DENNISON CORPORATION                              98,741
     3,062  AVON PRODUCTS INCORPORATED                             136,259
     1,904  BIOGEN INCORPORATED+                                   122,808
    25,368  BRISTOL-MYERS SQUIBB COMPANY                         1,477,686
     3,061  CLOROX COMPANY                                         137,171
     7,416  COLGATE-PALMOLIVE COMPANY                              444,033
     8,667  DOW CHEMICAL COMPANY                                   261,635
    13,431  DUPONT (E.I.) DE NEMOURS &
            COMPANY                                                587,606
     1,006  EASTMAN CHEMICAL COMPANY                                48,037
       374  FMC CORPORATION+                                        21,692
    13,441  GILLETTE COMPANY                                       469,594
       745  GREAT LAKES CHEMICAL
            CORPORATION                                             23,468
     1,388  HERCULES INCORPORATED                                   19,519
     1,332  INTERNATIONAL FLAVORS &
            FRAGRANCES INCORPORATED                                 40,210

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    14,515  LILLY (ELI) & COMPANY                             $  1,449,686
       910  MALLINCKRODT INCORPORATED                               39,528
     2,700  MEDIMMUNE INCORPORATED+                                199,800
    29,619  MERCK & COMPANY INCORPORATED                         2,269,556
    81,027  PFIZER INCORPORATED                                  3,889,296
    16,339  PHARMACIA CORPORATION                                  844,522
     2,260  PPG INDUSTRIES INCORPORATED                            100,146
     2,066  PRAXAIR INCORPORATED                                    77,346
    16,822  PROCTER & GAMBLE COMPANY                               963,060
     2,827  ROHM & HAAS COMPANY                                     97,532
    18,829  SCHERING-PLOUGH CORPORATION                            950,865
     2,116  SHERWIN-WILLIAMS COMPANY                                44,833
     1,163  SIGMA ALDRICH                                           34,018
     1,731  UNION CARBIDE CORPORATION                               85,685
       957  W.R. GRACE & COMPANY+                                   11,604
     1,221  WATSON PHARMACEUTICALS
            INCORPORATED+                                           65,629

                                                                18,006,688
                                                              ------------
COMMERCIAL SERVICES - 0.01%
     1,487  QUINTILES TRANSNATIONAL
            CORPORATION+                                            21,003
                                                              ------------
COMMUNICATIONS - 4.40%
     4,046  ALLTEL CORPORATION                                     250,598
    40,822  AT&T CORPORATION                                     1,290,995
    19,884  BELL ATLANTIC CORPORATION+                           1,010,355
    24,233  BELLSOUTH CORPORATION                                1,032,931
     1,787  CENTURYTEL INCORPORATED                                 51,376
     4,353  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED+                                          326,475
    11,543  COMCAST CORPORATION CLASS A+                           467,492
    11,327  GLOBAL CROSSING LIMITED+                               298,042
    12,363  GTE CORPORATION                                        769,597
     7,873  MEDIAONE GROUP INCORPORATED+                           522,088
     9,752  NEXTEL COMMUNICATIONS
            CLASS A+                                               596,701
    43,767  SBC COMMUNICATIONS
            INCORPORATED                                         1,892,905
    11,279  SPRINT CORPORATION (FON GROUP)                         575,229
    11,793  SPRINT CORPORATION (PCS
            GROUP)+                                                701,684
    36,836  WORLDCOM INCORPORATED+                               1,689,852

                                                                11,476,320
                                                              ------------
COMPUTERS - 2.08%
    67,763  MICROSOFT CORPORATION+                               5,421,040
                                                              ------------
CONSUMER PRODUCTS - 0.02%
     2,097  FORTUNE BRANDS INCORPORATED                             48,362
                                                              ------------
DOMESTIC DEPOSITORY INSTITUTIONS - 3.80%
     5,024  AMSOUTH BANCORP                                         79,128
    14,724  BANC ONE CORPORATION                                   391,106
    21,308  BANK OF AMERICA CORPORATION                            916,243

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
     9,473  BANK OF NEW YORK INCORPORATED                     $    440,495
     4,495  BB&T CORPORATION                                       107,318
     2,700  CHARTER ONE FINANCIAL
            INCORPORATED                                            62,100
    15,930  CHASE MANHATTAN CORPORATION                            733,775
    43,417  CITIGROUP INCORPORATED                               2,615,873
     2,005  COMERICA INCORPORATED                                   89,974
     3,974  FIFTH THIRD BANCORP                                    251,356
    12,602  FIRST UNION CORPORATION                                312,687
    12,475  FIRSTAR CORPORATION                                    262,755
    11,584  FLEET BOSTON FINANCIAL
            CORPORATION                                            393,856
     2,061  GOLDEN WEST FINANCIAL                                   84,115
     2,986  HUNTINGTON BANCSHARES
            INCORPORATED                                            47,216
     2,098  J P MORGAN & COMPANY
            INCORPORATED                                           231,042
     5,669  KEYCORP                                                 99,916
     6,339  MELLON FINANCIAL CORPORATION                           230,977
     7,821  NATIONAL CITY CORPORATION                              133,446
     2,888  NORTHERN TRUST CORPORATION                             187,901
     1,783  OLD KENT FINANCIAL CORPORATION                          47,693
     3,745  PNC BANK CORPORATION                                   175,547
     2,822  REGIONS FINANCIAL CORPORATION                           56,087
     2,175  SOUTHTRUST CORPORATION                                  49,209
     2,045  STATE STREET CORPORATION                               216,898
     2,250  SUMMIT BANCORP                                          55,406
     3,880  SUN TRUST BANKS INCORPORATED                           177,268
     3,614  SYNOVUS FINANCIAL CORPORATION                           63,697
     9,697  U.S. BANCORP                                           186,667
     1,796  UNION PLANTERS CORPORATION                              50,176
     2,630  WACHOVIA CORPORATION                                   142,678
     7,074  WASHINGTON MUTUAL INCORPORATED                         204,262
    20,728  WELLS FARGO & COMPANY                                  803,210

                                                                 9,900,077
                                                              ------------
EATING & DRINKING PLACES - 0.29%
     1,673  DARDEN RESTAURANTS
            INCORPORATED                                            27,186
    17,164  MCDONALD'S CORPORATION                                 565,338
     2,350  STARBUCKS CORPORATION+                                  89,741
     1,966  TRICON GLOBAL RESTAURANTS
            INCORPORATED+                                           55,540
     1,562  WENDY'S INTERNATIONAL
            INCORPORATED                                            27,823

                                                                   765,628
                                                              ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.30%
     5,510  AES CORPORATION+                                       251,393
     2,445  ALLIED WASTE INDUSTRIES
            INCORPORATED+                                           24,450
     1,780  AMEREN CORPORATION                                      60,075
     4,162  AMERICAN ELECTRIC POWER
            COMPANY                                                123,299
     2,064  CAROLINA POWER & LIGHT COMPANY                          65,919
     2,035  CINERGY CORPORATION                                     51,765
     1,487  CMS ENERGY CORPORATION                                  32,900

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     1,047  COLUMBIA ENERGY GROUP                             $     68,709
     2,739  CONSOLIDATED EDISON
            INCORPORATED                                            81,143
     1,905  CONSTELLATION ENERGY GROUP                              62,032
     3,069  DOMINION RESOURCES
            INCORPORATED                                           131,583
     1,863  DTE ENERGY COMPANY                                      56,938
     4,711  DUKE ENERGY CORPORATION                                265,582
       344  EASTERN ENTERPRISES                                     21,672
     4,344  EDISON INTERNATIONAL                                    89,052
     2,923  EL PASO ENERGY CORPORATION                             148,890
     2,977  ENTERGY CORPORATION                                     80,937
     2,986  FIRST ENERGY CORPORATION                                69,798
     1,275  FLORIDA PROGRESS CORPORATION                            59,766
     2,295  FPL GROUP INCORPORATED                                 113,602
     1,578  GPU INCORPORATED                                        42,705
     1,549  NEW CENTURY ENERGIES
            INCORPORATED                                            46,470
     2,287  NIAGARA MOHAWK HOLDINGS
            INCORPORATED+                                           31,875
       617  NICOR INCORPORATED                                      20,130
     1,974  NORTHERN STATES POWER COMPANY                           39,850
       395  ONEOK INCORPORATED                                      10,245
     4,939  PG&E COMPANY                                           121,623
     2,192  PECO ENERGY COMPANY                                     88,365
       457  PEOPLES ENERGY CORPORATION                              14,795
     1,116  PINNACLE WEST CAPITAL
            CORPORATION                                             37,805
     1,857  PP& L RESOURCES INCORPORATED                            40,738
     2,812  PUBLIC SERVICE ENTERPRISE
            GROUP                                                   97,366
     3,798  RELIANT ENERGY INCORPORATED                            112,278
     2,612  SEMPRA ENERGY                                           44,404
     8,400  SOUTHERN COMPANY                                       195,825
     3,435  TEXAS UTILITIES COMPANY                                101,333
     7,963  WASTE MANAGEMENT INCORPORATED                          151,297
     5,689  WILLIAMS COMPANIES
            INCORPORATED                                           237,160
     2,333  UNICOM CORPORATION                                      90,258

                                                                 3,384,027
                                                              ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 9.61%
     1,328  ADAPTEC INCORPORATED+                                   30,212
     4,368  ADC TELECOMMUNICATIONS
            INCORPORATED+                                          366,366
     1,978  ADVANCED MICRO DEVICES+                                152,801
     2,550  ALTERA CORPORATION+                                    259,941
     2,500  AMERICAN POWER CONVERSION
            CORPORATION+                                           102,031
     1,060  ANDREW CORPORATION+                                     35,576
     2,753  CONEXANT SYSTEMS INCORPORATED+                         133,865
     1,192  COOPER INDUSTRIES INCORPORATED                          38,815
     5,484  EMERSON ELECTRIC COMPANY                               331,097
   127,362  GENERAL ELECTRIC COMPANY                             6,750,185
    43,123  INTEL CORPORATION                                    5,765,005
     3,985  LINEAR TECHNOLOGY CORPORATION                          254,791
     3,939  LSI LOGIC CORPORATION+                                 213,198

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 9.61%(continued)
    41,917  LUCENT TECHNOLOGIES
            INCORPORATED                                      $  2,483,581
     3,650  MAXIM INTEGRATED PRODUCTS
            INCORPORATED+                                          247,972
     1,027  MAYTAG CORPORATION                                      37,871
     7,126  MICRON TECHNOLOGY
            INCORPORATED+                                          627,533
     2,548  MOLEX INCORPORATED                                     122,623
    27,686  MOTOROLA INCORPORATED                                  804,624
     2,238  NATIONAL SEMICONDUCTOR
            CORPORATION+                                           127,007
       552  NATIONAL SERVICE INDUSTRIES
            INCORPORATED                                            10,764
     3,910  NETWORK APPLIANCE
            INCORPORATED+                                          314,755
    38,140  NORTEL NETWORKS CORPORATION                          2,603,054
     1,650  NOVELLUS SYSTEMS INCORPORATED+                          93,328
     9,519  QUALCOMM INCORPORATED+                                 571,140
     1,900  SANMINA CORPORATION+                                   162,450
     2,061  SCIENTIFIC-ATLANTA
            INCORPORATED                                           153,545
     5,273  TELLABS INCORPORATED+                                  360,871
    21,072  TEXAS INSTRUMENTS INCORPORATED                       1,447,383
       757  THOMAS & BETTS CORPORATION                              14,478
       948  WHIRLPOOL CORPORATION                                   44,201
     1,188  W W GRAINGER INCORPORATED                               36,605
     4,152  XILINK INCORPORATED+                                   342,800

                                                                25,040,468
                                                              ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.20%
     2,066  DUN & BRADSTREET CORPORATION                            59,139
     5,685  HALLIBURTON COMPANY                                    268,261
     4,751  PAYCHEX INCORPORATED                                   199,542

                                                                   526,942
                                                              ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
0.06%
       396  BALL CORPORATION                                        12,746
       862  CRANE COMPANY                                           20,957
     1,686  CROWN CORK & SEAL COMPANY                               25,290
     1,451  PARKER-HANNIFIN CORPORATION                             49,697
       751  SNAP-ON INCORPORATED                                    19,995
     1,139  STANLEY WORKS                                           27,051

                                                                   155,736
                                                              ------------
FOOD & KINDRED PRODUCTS - 2.04%
       501  ADOLPH COORS COMPANY CLASS B                            30,311
     5,815  ANHEUSER-BUSCH INCORPORATED                            434,308
     7,814  ARCHER-DANIELS-MIDLAND COMPANY                          76,675
     3,531  BESTFOODS                                              244,522
       877  BROWN-FORMAN CORPORATION                                47,139
     5,456  CAMPBELL SOUP COMPANY                                  158,906
    31,852  COCA-COLA COMPANY                                    1,829,498
     5,520  COCA-COLA ENTERPRISES
            INCORPORATED                                            90,045
     6,349  CONAGRA INCORPORATED                                   121,028
     3,783  GENERAL MILLS INCORPORATED                             144,700

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
FOOD & KINDRED PRODUCTS (continued)
     4,527  H J HEINZ COMPANY                                 $    198,056
     1,741  HERSHEY FOODS CORPORATION                               84,765
     5,241  KELLOGG COMPANY                                        155,920
    18,556  PEPSICO INCORPORATED                                   824,581
     1,708  QUAKER OATS COMPANY                                    128,314
     3,907  RALSTON-PURINA GROUP                                    77,896
    11,192  SARA LEE CORPORATION                                   216,146
     5,608  SEAGRAM COMPANY LIMITED                                325,264
     1,482  WM. WRIGLEY JR COMPANY                                 118,838

                                                                 5,306,912
                                                              ------------
FOOD STORES - 0.17%
     5,469  ALBERTSON'S INCORPORATED                               181,844
       499  GREAT ATLANTIC & PACIFIC TEA
            COMPANY                                                  8,296
    10,781  KROGER COMPANY+                                        237,856
     1,915  WINN-DIXIE STORES INCORPORATED                          27,408

                                                                   455,404
                                                              ------------
GENERAL MERCHANDISE STORES - 1.69%
     1,468  CONSOLIDATED STORES
            CORPORATION+                                            17,616
     1,354  DILLARDS INCORPORATED CLASS A                           16,587
     4,252  DOLLAR GENERAL CORPORATION                              82,914
     2,725  FEDERATED DEPARTMENT STORES
            INCORPORATED+                                           91,969
       913  HARCOURT GENERAL INCORPORATED                           49,644
     3,395  J C PENNEY COMPANY
            INCORPORATED                                            62,595
     6,292  K-MART CORPORATION+                                     42,864
     4,266  MAY DEPARTMENT STORES COMPANY                          102,384
     4,573  SEARS ROEBUCK & COMPANY                                149,194
     5,863  TARGET CORPORATION                                     340,054
       950  TIFFANY & COMPANY                                       64,125
     3,887  TJX COMPANIES INCORPORATED                              72,881
    57,365  WAL-MART STORES INCORPORATED                         3,305,657

                                                                 4,398,484
                                                              ------------
HEALTH SERVICES - 0.14%
     7,185  COLUMBIA HCA HEALTHCARE
            CORPORATION                                            218,244
     4,966  HEALTHSOUTH CORPORATION+                                35,693
     1,346  MANOR CARE INCORPORATED+                                 9,422
     4,023  TENET HEALTHCARE CORPORATION                           108,621

                                                                   371,980
                                                              ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
       978  FLUOR CORPORATION                                       30,929
                                                              ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.16%
     2,644  BEST BUY COMPANY INCORPORATED+                         167,233
     2,584  CIRCUIT CITY STORES
            INCORPORATED                                            85,757
     2,550  LEGGETT & PLATT INCORPORATED                            42,075

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
     2,428  RADIOSHACK CORPORATION                            $    115,027

                                                                   410,092
                                                              ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.06%
     4,736  HILTON HOTELS CORPORATION                               44,400
     3,136  MARRIOTT INTERNATIONAL                                 113,092

                                                                   157,492
                                                              ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.83%
     4,204  APPLE COMPUTER INCORPORATED+                           220,185
    10,372  APPLIED MATERIALS
            INCORPORATED+                                          939,963
     4,244  BAKER HUGHES INCORPORATED                              135,808
     1,119  BLACK & DECKER CORPORATION                              43,991
       303  BRIGGS & STRATTON CORPORATION                           10,378
     1,225  BRUNSWICK CORPORATION                                   20,289
     4,509  CATERPILLAR INCORPORATED                               152,742
    89,581  CISCO SYSTEMS INCORPORATED+                          5,693,991
    21,844  COMPAQ COMPUTER CORPORATION                            558,387
     4,677  COMPUWARE CORPORATION+                                  48,524
       530  CUMMINS ENGINE COMPANY
            INCORPORATED                                            14,443
     3,033  DEERE & COMPANY                                        112,221
    33,160  DELL COMPUTER CORPORATION+                           1,635,203
     2,602  DOVER CORPORATION                                      105,544
    27,914  EMC CORPORATION+                                     2,147,633
     4,120  GATEWAY INCORPORATED+                                  233,810
    12,826  HEWLETT PACKARD COMPANY                              1,601,647
     2,114  INGERSOLL-RAND COMPANY                                  85,089
    22,812  INTERNATIONAL BUSINESS
            MACHINES CORPORATION                                 2,499,340
     1,675  LEXMARK INTERNATIONAL
            INCORPORATED CLASS A+                                  112,644
       753  MCDERMOTT INTERNATIONAL
            INCORPORATED                                             6,636
     5,111  MINNESOTA MINING &
            MANUFACTURING COMPANY                                  421,658
     1,601  PALL CORPORATION                                        29,619
     3,339  PITNEY BOWES INCORPORATED                              133,560
     2,902  SEAGATE TECHNOLOGY
            INCORPORATED+                                          159,610
     7,648  SOLECTRON CORPORATION+                                 320,260
       824  TIMKEN COMPANY                                          15,347
     6,072  UNITED TECHNOLOGIES
            CORPORATION                                            357,489

                                                                17,816,011
                                                              ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.23%
     3,307  AON CORPORATION                                        102,724
     2,233  HUMANA INCORPORATED+                                    10,886
     3,488  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                           364,278
     1,361  MGIC INVESTMENT CORPORATION                             61,926
     1,558  T ROWE PRICE ASSOCIATES                                 66,215

                                                                   606,029
                                                              ------------

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
INSURANCE CARRIERS - 1.76%
     1,821  AETNA INCORPORATED                                $    116,885
     3,418  AFLAC INCORPORATED                                     157,014
     9,593  ALLSTATE CORPORATION                                   213,444
     3,188  AMERICAN GENERAL CORPORATION                           194,468
    19,826  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                         2,329,555
     2,288  CHUBB CORPORATION                                      140,712
     2,098  CIGNA CORPORATION                                      196,163
     2,130  CINCINNATI FINANCIAL
            CORPORATION                                             66,962
     2,798  HARTFORD FINANCIAL SERVICES
            GROUP                                                  156,513
     1,336  JEFFERSON PILOT CORPORATION                             75,401
     2,503  LINCOLN NATIONAL CORPORATION                            90,421
     1,273  LOEWS CORPORATION                                       76,380
     1,286  MBIA INCORPORATED                                       61,969
       937  PROGRESSIVE CORPORATION                                 69,338
     1,808  PROVIDIAN FINANCIAL
            CORPORATION                                            162,720
     1,658  SAFECO CORPORATION                                      32,953
     2,756  ST. PAUL COMPANIES
            INCORPORATED                                            94,049
     1,700  TORCHMARK CORPORATION                                   41,969
     2,117  UNITED HEALTHCARE INCORPORATED                         181,533
     3,077  UNUM PROVIDENT CORPORATION                              61,732
       814  WELLPOINT HEALTH NETWORKS+                              58,964

                                                                 4,579,145
                                                              ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
     1,356  LOUISIANA-PACIFIC CORPORATION                           14,747
                                                              ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.63%
     5,829  AGILENT TECHNOLOGIES
            INCORPORATED+                                          429,889
     1,687  ALLERGAN INCORPORATED                                  125,682
     4,530  ANALOG DEVICES INCORPORATED+                           344,280
       681  BAUSCH & LOMB INCORPORATED                              52,692
     3,750  BAXTER INTERNATIONAL
            INCORPORATED                                           263,672
     3,229  BECTON DICKINSON & COMPANY                              92,632
     1,489  BIOMET INCORPORATED                                     57,233
     5,302  BOSTON SCIENTIFIC CORPORATION+                         116,313
       663  C R BARD INCORPORATED                                   31,907
     1,813  DANAHER CORPORATION                                     89,630
     4,019  EASTMAN KODAK COMPANY                                  239,131
       969  EATON CORPORATION                                       64,923
     3,961  GUIDANT CORPORATION+                                   196,070
    10,266  HONEYWELL INTERNATIONAL
            INCORPORATED                                           345,836
     1,083  JOHNSON CONTROLS INCORPORATED                           55,571
     2,369  KLA-TENCOR CORPORATION+                                138,735
    15,380  MEDTRONIC INCORPORATED                                 766,116
       581  MILLIPORE CORPORATION                                   43,793
     2,666  PE BIOSYSTEMS GROUP                                    175,623
       598  PERKINELMER INCORPORATED                                39,543
       582  POLAROID CORPORATION                                    10,512

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
     4,337  RAYTHEON COMPANIES CLASS B                        $     83,487
     1,100  ST. JUDE MEDICAL INCORPORATED+                          50,463
       608  TEKTRONIX INCORPORATED                                  44,992
     2,223  TERADYNE INCORPORATED+                                 163,391
     1,998  THERMO ELECTRON CORPORATION+                            42,083
     8,560  XEROX CORPORATION                                      177,620

                                                                 4,241,819
                                                              ------------
METAL MINING - 0.11%
     5,111  BARRICK GOLD CORPORATION                                92,956
     2,117  FREEPORT MCMORAN COPPER & GOLD
            INCORPORATED CLASS B+                                   19,582
     3,448  HOMESTAKE MINING COMPANY                                23,705
     2,462  INCO LIMITED+                                           37,853
     2,147  NEWMONT MINING CORPORATION                              46,429
     1,046  PHELPS DODGE CORPORATION                                38,898
     4,170  PLACER DOME INCORPORATED                                39,876

                                                                   299,299
                                                              ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
     1,276  VULCAN MATERIALS COMPANY                                54,469
                                                              ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.44%
     2,256  HASBRO INCORPORATED                                     33,981
     5,444  MATTEL INCORPORATED                                     71,793
    21,709  TYCO INTERNATIONAL LIMITED                           1,028,463

                                                                 1,134,237
                                                              ------------
MISCELLANEOUS RETAIL - 0.57%
     1,803  BED BATH & BEYOND
            INCORPORATED+                                           65,359
     5,756  COSTCO WHOLESALE CORPORATION+                          189,948
     5,021  CVS CORPORATION                                        200,840
     7,143  KIMBERLY-CLARK CORPORATION                             409,830
       508  LONGS DRUG STORES CORPORATION                           11,049
     4,266  OFFICE DEPOT INCORPORATED+                              26,663
     3,435  RITE AID CORPORATION                                    22,542
     6,198  STAPLES INCORPORATED+                                   95,294
     2,891  TOYS "R" US INCORPORATED+                               42,100
    12,963  WALGREEN'S COMPANY                                     417,247

                                                                 1,480,872
                                                              ------------
MOTION PICTURES - 0.89%
    16,947  TIME WARNER INCORPORATED                             1,287,972
    26,737  WALT DISNEY COMPANY                                  1,037,730

                                                                 2,325,702
                                                              ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.13%
    17,179  AMERICAN EXPRESS CORPORATION                           895,455
     9,384  ASSOCIATES FIRST CAPITAL
            CORPORATION                                            209,381
     2,545  CAPITAL ONE FINANCIAL
            CORPORATION                                            113,571

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
     4,363  CONSECO INCORPORATED                              $     42,539
     1,454  COUNTRYWIDE CREDIT INDUSTRIES
            INCORPORATED                                            44,074
     8,963  FEDERAL HOME LOAN MORTGAGE
            CORPORATION                                            363,002
    12,936  FEDERAL NATIONAL MORTGAGE
            ASSOCIATION                                            675,098
     6,054  HOUSEHOLD INTERNATIONAL
            INCORPORATED                                           251,619
    10,337  MBNA CORPORATION                                       280,391
     2,043  SLM HOLDING CORPORATION                                 76,485

                                                                 2,951,615
                                                              ------------
OIL & GAS EXTRACTION - 0.71%
     1,622  ANADARKO PETROLEUM CORPORATION                          79,985
     1,447  APACHE CORPORATION                                      85,102
     2,807  BURLINGTON RESOURCES
            INCORPORATED                                           107,368
     9,397  ENRON CORPORATION                                      606,107
     1,224  KERR MCGEE CORPORATION                                  72,140
     4,754  OCCIDENTAL PETROLEUM
            CORPORATION                                            100,131
     1,187  ROWAN COMPANIES INCORPORATED+                           36,055
     7,298  SCHLUMBERGER LIMITED                                   544,613
     2,701  TRANSOCEAN SEDCO FOREX
            INCORPORATED+                                          144,335
     3,269  UNION PACIFIC RESOURCES GROUP
            INCORPORATED                                            71,918

                                                                 1,847,754
                                                              ------------
PAPER & ALLIED PRODUCTS - 0.26%
       660  BEMIS COMPANY INCORPORATED                              22,193
       740  BOISE CASCADE CORPORATION                               19,148
     2,727  FORT JAMES CORPORATION                                  63,062
     2,194  GEORGIA-PACIFIC GROUP                                   57,593
     6,192  INTERNATIONAL PAPER COMPANY                            184,599
     1,303  MEAD CORPORATION                                        32,901
     2,243  PACTIV CORPORATION+                                     17,664
     1,069  SEALED AIR CORPORATION+                                 55,989
       725  TEMPLE-INLAND INCORPORATED                              30,450
     1,277  WESTVACO CORPORATION                                    31,686
     3,034  WEYERHAEUSER COMPANY                                   130,462
     1,426  WILLAMETTE INDUSTRIES
            INCORPORATED                                            38,859

                                                                   684,606
                                                              ------------
PERSONAL SERVICES - 0.03%
     1,264  H&R BLOCK INCORPORATED                                  40,922
     1,688  SABRE HOLDINGS CORPORATION                              48,108

                                                                    89,030
                                                              ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.77%
     1,187  AMERADA HESS CORPORATION                                73,297
       915  ASHLAND INCORPORATED                                    32,082
     8,352  CHEVRON CORPORATION                                    708,354
     8,054  CONOCO INCORPORATED CLASS B                            197,826
    44,805  EXXON MOBIL CORPORATION                              3,517,193

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
     3,250  PHILLIPS PETROLEUM COMPANY                        $    164,734
    27,607  ROYAL DUTCH PETROLEUM COMPANY
            ADR                                                  1,699,541
     1,143  SUNOCO INCORPORATED                                     33,647
     7,096  TEXACO INCORPORATED                                    377,862
     2,751  COASTAL CORPORATION                                    167,467
     1,856  TOSCO CORPORATION                                       52,548
     3,130  UNOCAL CORPORATION                                     103,681
     4,022  USX-MARATHON GROUP                                     100,801

                                                                 7,229,033
                                                              ------------
PRIMARY METAL INDUSTRIES - 0.20%
     2,823  ALCAN ALUMINUM LIMITED                                  87,513
    11,104  ALCOA INCORPORATED                                     322,016
     1,179  ALLEGHENY TECHNOLOGIES
            INCORPORATED                                            21,222
     1,646  BETHLEHEM STEEL CORPORATION+                             5,864
     1,594  ENGELHARD CORPORATION                                   27,198
     1,122  NUCOR CORPORATION                                       37,236
     1,147  USX-US STEEL GROUP                                      21,291
     1,157  WORTHINGTON INDUSTRIES
            INCORPORATED                                            12,149

                                                                   534,489
                                                              ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.81%
       809  AMERICAN GREETINGS CORPORATION
            CLASS A                                                 15,371
     1,143  DOW JONES & COMPANY
            INCORPORATED                                            83,725
     3,451  GANNETT COMPANY INCORPORATED                           206,413
     1,045  KNIGHT-RIDDER INCORPORATED                              55,581
     2,506  MCGRAW-HILL INCORPORATED                               135,324
       648  MEREDITH CORPORATION                                    21,870
     2,197  NEW YORK TIMES COMPANY CLASS A                          86,782
     1,620  R. R. DONNELLEY & SONS COMPANY                          36,551
     3,979  TRIBUNE COMPANY                                        139,265
    19,631  VIACOM INCORPORATED CLASS B+                         1,338,588

                                                                 2,119,470
                                                              ------------
RAILROAD TRANSPORTATION - 0.19%
     5,558  BURLINGTON NORTHERN SANTA FE                           127,487
     2,801  CSX CORPORATION                                         59,346
     1,442  KANSAS CITY SOUTHERN
            INDUSTRIES INCORPORATED                                127,887
     4,956  NORFOLK SOUTHERN CORPORATION                            73,721
     3,206  UNION PACIFIC CORPORATION                              119,223

                                                                   507,664
                                                              ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.21%
       491  ARMSTRONG WORLD INDUSTRIES
            INCORPORATED                                             7,518
     1,040  COOPER TIRE AND RUBBER COMPANY                          11,570
     1,998  GOODYEAR TIRE & RUBBER COMPANY                          39,960
     3,875  ILLINOIS TOOL WORKS
            INCORPORATED                                           220,875
     3,464  NEWELL RUBBERMAID INCORPORATED                          89,198

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
     3,556  NIKE INCORPORATED CLASS B                         $    141,573
       690  REEBOK INTERNATIONAL LIMITED+                           10,997
       767  TUPPERWARE CORPORATION                                  16,874

                                                                   538,565
                                                              ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.06%
     1,480  BEAR STEARNS & COMPANY
            INCORPORATED                                            61,605
    17,530  CHARLES SCHWAB CORPORATION                             589,446
     3,161  FRANKLIN RESOURCES
            INCORPORATED                                            96,015
     1,573  LEHMAN BROTHERS HOLDINGS                               148,747
     5,009  MERRILL LYNCH & COMPANY
            INCORPORATED                                           576,035
    14,524  MORGAN STANLEY DEAN WITTER &
            COMPANY                                              1,209,123
     1,852  PAINEWEBBER GROUP INCORPORATED                          84,266

                                                                 2,765,237
                                                              ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.38%
     3,536  CORNING INCORPORATED                                   954,278
       769  OWENS CORNING FIBERGLASS
            CORPORATION                                              7,113
     1,993  OWENS-ILLINOIS INCORPORATED+                            23,293

                                                                   984,684
                                                              ------------
TELECOMMUNICATIONS - 0.28%
     1,921  COMVERSE TECHNOLOGY
            INCORPORATED+                                          178,653
     6,523  US WEST INCORPORATED                                   559,347

                                                                   738,000
                                                              ------------
TEXTILE MILL PRODUCTS - 0.01%
       417  RUSSELL CORPORATION                                      8,340
       221  SPRINGS INDUSTRIES
            INCORPORATED CLASS A                                     7,113

                                                                    15,453
                                                              ------------
TOBACCO PRODUCTS - 0.31%
    29,440  PHILIP MORRIS COMPANIES
            INCORPORATED                                           782,000
     2,236  UST INCORPORATED                                        32,841

                                                                   814,841
                                                              ------------
TRANSPORTATION BY AIR - 0.11%
     1,898  AMR CORPORATION+                                        50,178
     1,596  DELTA AIR LINES INCORPORATED                            80,698
     6,470  SOUTHWEST AIRLINES COMPANY                             122,526
       884  US AIR GROUP INCORPORATED+                              34,476

                                                                   287,878
                                                              ------------
TRANSPORTATION EQUIPMENT - 0.97%
    11,641  BOEING COMPANY                                         486,739
     2,046  DANA CORPORATION                                        43,350
     7,247  DELPHI AUTOMOTIVE SYSTEMS
            CORPORATION                                            105,535
    15,504  FORD MOTOR COMPANY                                     666,672
     2,610  GENERAL DYNAMICS CORPORATION                           136,373

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
TRANSPORTATION EQUIPMENT (continued)
     6,877  GENERAL MOTORS CORPORATION                        $    399,296
     3,905  HARLEY-DAVIDSON INCORPORATED                           150,343
     1,133  ITT INDUSTRIES INCORPORATED                             34,415
     5,125  LOCKHEED MARTIN CORPORATION                            127,164
       800  NAVISTAR INTERNATIONAL+                                 24,850
       886  NORTHROP GRUMMAN CORPORATION                            58,698
     1,029  PACCAR INCORPORATED                                     40,838
     2,432  ROCKWELL INTERNATIONAL
            CORPORATION                                             76,608
     1,899  TEXTRON INCORPORATED                                   103,139
     1,592  TRW INCORPORATED                                        69,053

                                                                 2,523,073
                                                              ------------
TRANSPORTATION SERVICES - 0.05%
     3,756  FEDEX CORPORATION+                                     142,728
                                                              ------------
WATER TRANSPORTATION - 0.06%
     7,809  CARNIVAL CORPORATION CLASS A                           152,276
                                                              ------------
WHOLESALE TRADE-DURABLE GOODS - 0.73%
     2,318  GENUINE PARTS COMPANY                                   46,360
    17,891  JOHNSON & JOHNSON                                    1,822,646
       382  POTLATCH CORPORATION                                    12,654
     2,030  VISTEON CORPORATION+                                    24,613

                                                                 1,906,273
                                                              ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.41%
     3,546  CARDINAL HEALTH INCORPORATED                           262,404
     6,414  SAFEWAY INCORPORATED+                                  289,432
     1,784  SUPERVALU INCORPORATED                                  34,008
     4,257  SYSCO CORPORATION                                      179,326
     7,330  UNILEVER NV                                            315,190

                                                                 1,080,360
                                                              ------------

                                                               161,152,902
TOTAL COMMON STOCK (COST $137,144,063)
                                                              ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
U.S. TREASURY OBLIGATIONS - 37.61%
U.S. TREASURY BILLS - 2.82%
$2,117,000  U.S. TREASURY BILLS                    5.22%{::}     07/13/00     2,113,849
 4,883,000  U.S. TREASURY BILLS                    5.50{::}     08/03/00      4,859,681
   375,000  U.S. TREASURY BILLS{*}                 5.78{::}     09/21/00        370,275

                                                                              7,343,805
                                                                          -------------
U.S. TREASURY BONDS - 34.79%
 5,580,000  U.S. TREASURY BONDS                    8.75        08/15/20       7,158,080
 3,220,000  U.S. TREASURY BONDS                    7.88        02/15/21       3,823,750
 1,970,000  U.S. TREASURY BONDS                    8.13        05/15/21       2,398,475
 3,170,000  U.S. TREASURY BONDS                    8.13        08/15/21       3,865,403
 8,100,000  U.S. TREASURY BONDS                    8.00        11/15/21       9,775,647

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
$1,810,000  U.S. TREASURY BONDS                    7.25        08/15/22   $   2,030,585
 2,610,000  U.S. TREASURY BONDS                    7.63%       11/15/22       3,047,984
 4,210,000  U.S. TREASURY BONDS                    7.13        02/15/23       4,670,448
 7,090,000  U.S. TREASURY BONDS                    6.25        08/15/23       7,134,313
 3,370,000  U.S. TREASURY BONDS                    7.50        11/15/24       3,919,714
 4,020,000  U.S. TREASURY BONDS                    7.63        02/15/25       4,741,067
 3,920,000  U.S. TREASURY BONDS                    6.88        08/15/25       4,261,746
 3,980,000  U.S. TREASURY BONDS                    6.00        02/15/26       3,890,450
 2,710,000  U.S. TREASURY BONDS                    6.75        08/15/26       2,912,383
 2,270,000  U.S. TREASURY BONDS                    6.50        11/15/26       2,367,882
 2,420,000  U.S. TREASURY BONDS                    6.63        02/15/27       2,565,950
 3,360,000  U.S. TREASURY BONDS                    6.38        08/15/27       3,455,525
 6,910,000  U.S. TREASURY BONDS                    6.13        11/15/27       6,888,372
 2,320,000  U.S. TREASURY BONDS                    5.50        08/15/28       2,127,857
 3,520,000  U.S. TREASURY BONDS                    5.25        11/15/28       3,115,200
 2,020,000  U.S. TREASURY BONDS                    5.25        02/15/29       1,792,104
 2,120,000  U.S. TREASURY BONDS                    6.13        08/15/29       2,143,044
 2,500,000  U.S. TREASURY BONDS                    6.25        05/15/30       2,624,200

                                                                             90,710,179
                                                                          -------------

                                                                             98,053,984
TOTAL U.S. TREASURY OBLIGATIONS (COST
$96,881,483)
                                                                          -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $234,025,546)*                        99.41% $ 259,206,886
OTHER ASSETS AND LIABILITIES, NET            0.59      1,528,314
                                          -------  -------------
TOTAL NET ASSETS                           100.00% $ 260,735,200
                                          -------  -------------

  +  NON-INCOME EARNING SECURITIES.
{::} YIELD TO MATURITY.
{*}  SECURITIES PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $40,699,873
GROSS UNREALIZED DEPRECIATION                       (15,518,533)
                                                    -----------
NET UNREALIZED APPRECIATION                         $25,181,340

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 66.21%
AMUSEMENT & RECREATION SERVICES - 0.71%
$  250,000  HOLLYWOOD PARK INCORPORATED           9.25%      02/15/07     $   248,750
   250,000  PARK PLACE ENTERTAINMENT              9.38       02/15/07         250,000

                                                                              498,750
                                                                          -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.35%
   250,000  D.R. HORTON INCORPORATED             10.00       04/15/06         246,875
                                                                          -----------
BUSINESS SERVICES - 2.02%
   270,000  CENDANT CORPORATION                   7.75       12/01/03         260,888
   500,000  FIRST DATA CORPORATION                6.38       12/15/07         473,125
   700,000  ORACLE CORPORATION                    6.72       02/15/04         686,000

                                                                            1,420,013
                                                                          -----------
CHEMICALS & ALLIED PRODUCTS - 4.01%
   460,000  AMERICAN HOME PRODUCTS
            CORPORATION                           7.25       03/01/23         438,725
   375,000  GEORGIA GULF CORPORATION             10.38       11/01/07         390,000
   250,000  HUNTSMAN ICI CHEMICALS (EURO)
            (A)                                  10.13       07/01/09         250,288
   375,000  ICN PHARMACEUTICALS
            INCORPORATED                          9.25       08/15/05         371,250
   250,000  LYONDELL CHEMICAL COMPANY             9.63       05/01/07         246,250
 1,250,000  MERCK & COMPANY INCORPORATED          6.40       03/01/28       1,126,562

                                                                            2,823,075
                                                                          -----------
COMMUNICATIONS - 5.24%
   250,000  ADELPHIA COMMUNICATIONS               9.38       11/15/09         231,250
   250,000  ADELPHIA COMMUNICATIONS               9.88       03/01/07         239,375
   250,000  CHARTER COMMUNICATIONS
            HOLDINGS LIMITED LIABILITY
            CORPORATION                           8.63       04/01/09         219,688
   500,000  CHARTER COMMUNICATIONS
            HOLDINGS LIMITED LIABILITY
            CORPORATION                          11.75{::}   01/15/10         284,375
   450,000  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED                          7.25       10/15/27         400,500
   500,000  CSC HOLDINGS INCORPORATED             9.25       11/01/05         503,125
   500,000  LCI INTERNATIONAL INCORPORATED
            (QWEST)                               7.25       06/15/07         480,625
   500,000  SPRINT CAPITAL CORPORATION            6.13       11/15/08         445,625
   875,000  WORLDCOM INCORPORATED                 8.00       05/15/06         884,843

                                                                            3,689,406
                                                                          -----------
DEPOSITORY INSTITUTIONS - 8.67%
   500,000  BANK UNITED                           8.00       03/15/09         444,375
   500,000  BANKBOSTON CORPORATION                6.88       07/15/03         490,625
   500,000  BANKERS TRUST NEW YORK COMPANY        7.38       05/01/08         481,875
 2,500,000  CHASE MANHATTAN CORPORATION           7.00       11/15/09       2,359,374
   750,000  HSBC USA                              6.63       03/01/09         690,938
   500,000  PNC BANK CORPORATION                  6.50       05/01/08         460,000
   700,000  POPULAR NORTH AMERICAN                6.63       01/15/04         672,585
   500,000  SOCIETY CORPORATION                   8.13       06/15/02         505,000

                                                                            6,104,772
                                                                          -----------

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ELECTRIC, GAS & SANITARY SERVICES - 3.88%
   250,000  ALLIED WASTE NORTH AMERICA            7.88%      01/01/09     $   213,125
 2,000,000  NRG ENERGY INCORPORATED               8.00       11/01/03       1,987,500
   600,000  REPUBLIC SERVICES INCORPORATED        7.13       05/15/09         531,750

                                                                            2,732,375
                                                                          -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.72%
   500,000  LOCKHEED MARTIN CORPORATION           8.50       12/01/29         509,375
                                                                          -----------
FINANCIAL SERVICES - 1.86%
 1,350,000  WASHINGTON MUTUAL INCORPORATED        7.50       08/15/06       1,311,187
                                                                          -----------
FOOD & KINDRED PRODUCTS - 2.88%
 1,142,000  ANHEUSER-BUSCH COMPANIES              9.00       12/01/09       1,263,338
   500,000  CANANDAIGUA BRANDS                    8.63       08/01/06         493,750
   250,000  INTERNATIONAL HOME FOODS             10.38       11/01/06         267,500

                                                                            2,024,588
                                                                          -----------
FOOD STORES - 0.36%
   270,000  MARSH SUPERMARKET INCORPORATED        8.88       08/01/07         251,100
                                                                          -----------
FURNITURE & FIXTURES - 0.52%
   375,000  LEAR CORPORATION                      8.25       02/01/02         367,500
                                                                          -----------
GENERAL MERCHANDISE STORES - 0.53%
   500,000  SAKS INCORPORATED                     7.38       02/15/19         371,250
                                                                          -----------
HEALTH SERVICES - 0.34%
   250,000  TENET HEALTHCARE CORPORATION          8.63       01/15/07         238,750
                                                                          -----------
HOLDING & OTHER INVESTMENT OFFICES - 3.47%
 1,750,000  ERP OPERATING LIMITED
            PARTNERSHIP                           7.95       04/15/02       1,747,813
   750,000  SPIEKER PROPERTIES LIMITED
            PARTNERSHIP                           7.25       05/01/09         698,437

                                                                            2,446,250
                                                                          -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.51%
   375,000  STATION CASINOS                       8.88       12/01/08         357,188
                                                                          -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.51%
 1,050,000  DELL COMPUTER CORPORATION             7.10       04/15/28         938,437
   825,000  HEWLETT-PACKARD COMPANY               7.15       06/15/05         828,005

                                                                            1,766,442
                                                                          -----------
INDUSTRIAL SERVICES - 0.24%
   200,000  GRUMA SA DE CV                        7.63       10/15/07         170,750
                                                                          -----------
INSURANCE CARRIERS - 1.10%
   700,000  AMBAC INCORPORATED                    9.38       08/01/11         777,000
                                                                          -----------
MISCELLANEOUS RETAIL - 0.66%
   500,000  STAPLES INCORPORATED                  7.13       08/15/07         466,250
                                                                          -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 6.44%
 1,350,000  COUNTRYWIDE HOME LOAN                 6.25       04/15/09       1,179,561

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
   500,000  FORD MOTOR CREDIT COMPANY             5.13%      10/15/01     $   486,875
 1,000,000  FORD MOTOR CREDIT COMPANY             7.38       10/28/09         967,500
   185,000  GENERAL ELECTRIC CAPITAL
            CORPORATION                           7.88       12/01/06         190,088
 1,592,000  GENERAL ELECTRIC CAPITAL
            CORPORATION                           8.63       06/15/08       1,707,420

                                                                            4,531,444
                                                                          -----------
OIL & GAS EXTRACTION - 2.85%
   700,000  CANADIAN OCCIDENTAL PETROLEUM         7.13       02/04/04         686,875
   150,000  GULF CANADA RESOURCE                  9.25       01/15/04         150,750
   700,000  KERR-MCGEE CORPORATION                8.13       10/15/05         714,875
   100,000  OCEAN ENERGY INCORPORATED             8.88       07/15/07          99,500
   100,000  PIONEER NATURAL RESOURCES             9.63       04/01/10         103,250
   150,000  SNYDER OIL CORPORATION                8.75       06/15/07         150,750
   100,000  VINTAGE PETROLEUM INCORPORATED        9.00       12/15/05          99,500

                                                                            2,005,500
                                                                          -----------
PAPER & ALLIED PRODUCTS - 1.83%
   500,000  KAPPA BEHEER BV (EURO) (A)           10.88{::}   07/15/09         306,058
   500,000  PLAYTEX FAMILY PRODUCTS
            CORPORATION                           9.00       12/15/03         483,750
   125,000  PLAYTEX FAMILY PRODUCTS
            CORPORATION                           8.88       07/15/04         120,625
   375,000  TEMBEC FINANCE CORPORATION            9.88       09/30/05         376,875

                                                                            1,287,308
                                                                          -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.18%
 1,430,000  AMOCO COMPANY                         6.50       08/01/07       1,374,588
   200,000  ATLANTIC RICHFIELD COMPANY            9.00       04/01/21         231,500
   500,000  COASTAL CORPORATION                   6.95       06/01/28         441,875
   200,000  TOSCO CORPORATION                     7.80       01/01/27         190,500

                                                                            2,238,463
                                                                          -----------
PRINTING & PUBLICATIONS - 0.52%
   375,000  HOLLINGER INTERNATIONAL
            PUBLISHING                            9.25       03/15/07         369,375
                                                                          -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.37%
   255,000  NEWS AMERICA HOLDINGS                 8.88       04/26/23         261,375
                                                                          -----------
REAL ESTATE - 0.72%
   500,000  ROUSE COMPANY                         8.50       01/15/03         505,625
                                                                          -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.37%
 2,000,000  LEHMAN BROTHERS HOLDINGS              7.00       05/15/03       1,952,500
 2,000,000  GOLDMAN SACHS GROUP
            INCORPORATED                          6.65       05/15/09       1,832,500

                                                                            3,785,000
                                                                          -----------
TRANSPORTATION BY AIR - 1.76%
 1,363,444  CONTINENTAL AIRLINES                  6.54       02/02/19       1,240,857
                                                                          -----------
TRANSPORTATION EQUIPMENT - 1.90%
 1,350,000  GENERAL MOTORS ACCEPTANCE
            CORPORATION                           7.75       01/19/10       1,339,874
                                                                          -----------

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
TRANSPORTATION SERVICES - 0.18%
   125,000  CB BUS AB (EURO) (A)                 11.00%      02/15/10     $   124,017
                                                                          -----------
WHOLESALE TRADE-DURABLE GOODS - 0.51%
   375,000  RUSSEL METALS INCORPORATED           10.00       06/01/09         356,719
                                                                          -----------

                                                                           46,618,453
TOTAL CORPORATE BONDS & NOTES (COST
$47,369,181)
                                                                          -----------
MUNICIPAL SECURITIES - 0.28%
MUNICIPAL NOTES - 0.28%
   200,000  DENVER COLORADO CITY AND
            COUNTY SCHOOL DISTRICT #1
            EDUCATIONAL FACILITIES REVENUE
            BONDS TAXABLE PENSION SCHOOL
            FACILITIES LEASE AMBAC INSURED        6.49       12/15/02         196,750
                                                                          -----------

                                                                              196,750
TOTAL MUNICIPAL SECURITIES (COST $199,814)
                                                                          -----------
U.S. GOVERNMENT AGENCY SECURITIES - 3.05%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.43%
   300,000  FHLMC                                 7.10       04/10/07         300,444
                                                                          -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.40%
   465,907  FNMA #449466                          6.50       11/01/28         439,118
   453,096  FNMA #454390                          6.00       12/01/28         414,438
   918,498  FNMA #455607                          6.00       12/01/28         840,132

                                                                            1,693,688
                                                                          -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.22%
   154,643  GNMA #445071                          7.50       01/15/27         153,531
                                                                          -----------

                                                                            2,147,663
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $2,197,976)
                                                                          -----------
U.S. TREASURY SECURITIES - 28.84%
U.S. TREASURY BONDS - 9.70%
   200,000  U.S. TREASURY BONDS                  11.25       02/15/15         294,374
   300,000  U.S. TREASURY BONDS                   8.88       02/15/19         385,311
   500,000  U.S. TREASURY BONDS                   8.13       08/15/19         603,125
   500,000  U.S. TREASURY BONDS                   8.13       08/15/21         609,685
   750,000  U.S. TREASURY BONDS                   5.25       11/15/28         663,750
 4,250,000  U.S. TREASURY BONDS                   5.25       02/15/29       3,770,515
   500,000  U.S. TREASURY BONDS                   6.13       08/15/29         505,435

                                                                            6,832,195
                                                                          -----------
U.S. TREASURY NOTES - 19.14%
   750,000  U.S. TREASURY NOTES                   5.75       11/30/02         738,728
 2,475,000  U.S. TREASURY NOTES                   5.88       11/15/04       2,436,365
 1,200,000  U.S. TREASURY NOTES                   7.88       11/15/04       1,269,816
 2,400,000  U.S. TREASURY NOTES                   6.75       05/15/05       2,456,232
 2,200,000  U.S. TREASURY NOTES                   6.50       08/15/05       2,223,364
   400,000  U.S. TREASURY NOTES                   6.63       05/15/07         408,248
   250,000  U.S. TREASURY NOTES                   6.13       08/15/07         248,515
 3,575,000  U.S. TREASURY NOTES                   6.50       02/15/10       3,691,080

                                                                           13,472,348
                                                                          -----------

                                                                           20,304,543
TOTAL U.S. TREASURY SECURITIES (COST
$20,017,657)
                                                                          -----------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INVESTMENTS - 1.15%
REPURCHASE AGREEMENTS - 1.15%
   807,000  GOLDMAN SACHS REPURCHASE
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.57%      07/03/00     $   807,000
                                                                          -----------

                                                                              807,000
TOTAL SHORT-TERM INVESTMENTS (COST
$807,000)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $70,591,627)*                         99.53% $70,074,409
OTHER ASSETS AND LIABILITIES, NET            0.47      327,991
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $70,402,400
                                          -------  -----------

{::} YIELD TO MATURITY.
(A) FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $  530,969
GROSS UNREALIZED DEPRECIATION                       (1,048,187)
                                                    ----------
NET UNREALIZED DEPRECIATION                         $ (517,218)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                  VALUE
COMMON STOCK - 99.57%
BUSINESS SERVICES - 1.73%
 103,200  IMS HEALTH INCORPORATED                                                     $  1,857,600
                                                                                      ------------
CHEMICALS & ALLIED PRODUCTS - 14.10%
  55,600  AMERICAN HOME PRODUCTS
          CORPORATION                                                                    3,266,500
  45,090  E.I. DU PONT DE NEMOURS &
          COMPANY                                                                        1,972,687
  35,360  MERCK & COMPANY INCORPORATED                                                   2,709,460
  77,440  PFIZER INCORPORATED                                                            3,717,120
  35,650  PROCTER & GAMBLE COMPANY                                                       2,040,962
  41,394  ROHM & HAAS COMPANY                                                            1,428,093

                                                                                        15,134,822
                                                                                      ------------
COMMUNICATIONS - 4.42%
  79,397  AT&T CORPORATION                                                               2,510,930
  35,860  GTE CORPORATION                                                                2,232,285

                                                                                         4,743,215
                                                                                      ------------
DEPOSITORY INSTITUTIONS - 3.32%
  20,465  J.P. MORGAN & COMPANY
          INCORPORATED                                                                   2,253,708
  68,280  U.S. BANCORP                                                                   1,314,390

                                                                                         3,568,098
                                                                                      ------------
EATING & DRINKING PLACES - 1.64%
  53,450  MCDONALD'S CORPORATION                                                         1,760,509
                                                                                      ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.05%
  31,830  PUBLIC SERVICE ENTERPRISE
          GROUP INCORPORATED                                                             1,102,114
  73,603  TEXAS UTILITIES COMPANY                                                        2,171,288

                                                                                         3,273,402
                                                                                      ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.29%
  46,170  EMERSON ELECTRIC COMPANY                                                       2,787,514
  72,480  GENERAL ELECTRIC COMPANY                                                       3,841,440
  74,660  LUCENT TECHNOLOGIES
          INCORPORATED                                                                   4,423,605

                                                                                        11,052,559
                                                                                      ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.97%
  73,870  DUN & BRADSTREET CORPORATION                                                   2,114,530
                                                                                      ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.92%
  89,670  FORTUNE BRANDS INCORPORATED                                                    2,068,014
                                                                                      ------------
FOOD & KINDRED PRODUCTS - 6.24%
 112,440  PEPSICO INCORPORATED                                                           4,996,553
  88,200  SARA LEE CORPORATION                                                           1,703,362

                                                                                         6,699,915
                                                                                      ------------
GENERAL MERCHANDISE STORES - 5.73%
  50,865  J.C. PENNEY COMPANY
          INCORPORATED                                                                     937,824

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                  VALUE
GENERAL MERCHANDISE STORES (continued)
  72,957  MAY DEPARTMENT STORES COMPANY                                               $  1,750,968
  33,080  SEARS ROEBUCK & COMPANY                                                        1,079,235
  41,070  TARGET CORPORATION                                                             2,382,060

                                                                                         6,150,087
                                                                                      ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.04%
  38,450  HEWLETT-PACKARD COMPANY                                                        4,801,444
  35,000  IBM CORPORATION                                                                3,834,687

                                                                                         8,636,131
                                                                                      ------------
INSURANCE CARRIERS - 7.14%
  60,093  AEGON NV ADR                                                                   2,140,813
  32,470  AMERICAN GENERAL CORPORATION                                                   1,980,670
 103,840  ST. PAUL COMPANIES
          INCORPORATED                                                                   3,543,540

                                                                                         7,665,023
                                                                                      ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.43%
  15,618  AGILENT TECHNOLOGIES
          INCORPORATED+                                                                  1,151,828
  26,835  EASTMAN KODAK COMPANY                                                          1,596,682
  45,000  XEROX CORPORATION                                                                933,750

                                                                                         3,682,260
                                                                                      ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.56%
  80,768  TYCO INTERNATIONAL LIMITED                                                     3,826,382
                                                                                      ------------
MOTION PICTURES - 1.27%
  35,000  WALT DISNEY COMPANY                                                            1,358,438
                                                                                      ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.58%
  53,070  AMERICAN EXPRESS COMPANY                                                       2,766,274
                                                                                      ------------
OIL & GAS EXTRACTION - 1.97%
  28,310  SCHLUMBERGER LIMITED                                                           2,112,634
                                                                                      ------------
PAPER & ALLIED PRODUCTS - 2.02%
  26,332  MINNESOTA MINING AND
          MANUFACTURING COMPANY                                                          2,172,390
                                                                                      ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.77%
  39,459  BP AMOCO PLC ADR                                                               2,231,900
  19,625  CHEVRON CORPORATION                                                            1,664,445
  41,157  EXXON MOBIL CORPORATION                                                        3,230,825
  19,760  ROYAL DUTCH PETROLEUM COMPANY
          -NY REGISTERED SHARES                                                          1,216,475

                                                                                         8,343,645
                                                                                      ------------
TOBACCO PRODUCTS - 1.46%
  59,220  PHILIP MORRIS COMPANIES
          INCORPORATED                                                                   1,573,031
                                                                                      ------------
TRANSPORTATION EQUIPMENT - 3.42%
  50,783  HONEYWELL INCORPORATED                                                         1,710,752

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                  VALUE
TRANSPORTATION EQUIPMENT (continued)
  33,280  UNITED TECHNOLOGIES
          CORPORATION                                                                 $  1,959,360

                                                                                         3,670,112
                                                                                      ------------
WHOLESALE TRADE-DURABLE GOODS - 2.50%
  26,310  JOHNSON & JOHNSON                                                              2,680,332
                                                                                      ------------

                                                                                       106,909,403
TOTAL COMMON STOCK (COST $99,558,742)
                                                                                      ------------

                                             INTEREST RATE        MATURITY DATE
SHORT-TERM INVESTMENTS - 0.28%
$301,619  BEAR STEARNS & COMPANY
          INCORPORATED (COST $301,619)                6.86%            07/03/00            301,619
                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $99,860,361)*                         99.85%   $107,211,022
OTHER ASSETS AND LIABILITIES, NET            0.15         166,296
                                          -------    ------------
TOTAL NET ASSETS                           100.00%   $107,377,318
                                          -------    ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $20,020,633
GROSS UNREALIZED DEPRECIATION                       (12,669,972)
                                                    ----------
NET UNREALIZED APPRECIATION                         $7,350,661

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                  VALUE
COMMON STOCK - 93.64%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.47%
     6,700  SHERWIN-WILLIAMS COMPANY                                                    $   141,956
                                                                                        -----------
CHEMICALS & ALLIED PRODUCTS - 5.72%
     5,450  AMERICAN HOME PRODUCTS
            CORPORATION                                                                     320,187
     7,100  CLOROX COMPANY                                                                  318,169
     3,950  DOW CHEMICAL COMPANY                                                            119,241
     3,850  E.I. DU PONT DE NEMOURS &
            COMPANY                                                                         168,437
     6,200  TEVA PHARMACEUTICAL INDUSTRIES
            LIMITED ADR                                                                     343,712
     8,300  WATSON PHARMACEUTICALS
            INCORPORATED+                                                                   446,125

                                                                                          1,715,871
                                                                                        -----------
COMMUNICATIONS - 9.08%
     4,300  AT&T CORPORATION                                                                135,987
     6,075  BELL ATLANTIC CORPORATION+                                                      308,686
     6,725  BELLSOUTH CORPORATION                                                           286,653
     2,775  GTE CORPORATION                                                                 172,744
    10,350  MEDIAONE GROUP INCORPORATED+                                                    686,347
    16,962  SBC COMMUNICATIONS
            INCORPORATED                                                                    733,606
     7,800  SPRINT CORPORATION (FON GROUP)                                                  397,800

                                                                                          2,721,823
                                                                                        -----------
DEPOSITORY INSTITUTIONS - 12.36%
     5,750  BANK OF AMERICA CORPORATION                                                     247,250
     7,600  BANK OF NEW YORK COMPANY
            INCORPORATED                                                                    353,400
    15,775  CHASE MANHATTAN CORPORATION                                                     726,636
    26,288  CITIGROUP INCORPORATED                                                        1,583,852
     7,750  FIFTH THIRD BANCORP                                                             490,187
     8,400  MELLON FINANCIAL CORPORATION                                                    306,075

                                                                                          3,707,400
                                                                                        -----------
EATING & DRINKING PLACES - 0.43%
     3,900  MCDONALD'S CORPORATION                                                          128,456
                                                                                        -----------
ELECTRIC, GAS & SANITARY SERVICES - 3.32%
     9,675  MONTANA POWER COMPANY                                                           341,648
    15,700  WILLIAMS COMPANIES
            INCORPORATED                                                                    654,494

                                                                                            996,142
                                                                                        -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.69%
    14,400  AMERICAN POWER CONVERSION
            CORPORATION+                                                                    587,700
     4,875  EATON CORPORATION                                                               326,625
    14,144  KONINKLIJKE (ROYAL) PHILIPS
            ELECTRONICS NV- NY SHARES                                                       671,840
    13,100  MOLEX INCORPORATED CLASS A                                                      458,500
     9,000  MOTOROLA INCORPORATED                                                           261,563

                                                                                          2,306,228
                                                                                        -----------
FOOD & KINDRED PRODUCTS - 2.10%
     2,650  ANHEUSER-BUSCH COMPANIES
            INCORPORATED                                                                    197,922

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                  VALUE
FOOD & KINDRED PRODUCTS (continued)
     9,700  PEPSICO INCORPORATED                                                        $   431,044

                                                                                            628,966
                                                                                        -----------
FURNITURE & FIXTURES - 0.86%
     5,000  JOHNSON CONTROLS INCORPORATED                                                   256,563
                                                                                        -----------
GENERAL MERCHANDISE STORES - 0.68%
     3,500  TARGET CORPORATION                                                              203,000
                                                                                        -----------
HEALTH SERVICES - 1.07%
    11,850  TENET HEALTHCARE CORPORATION                                                    319,950
                                                                                        -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.02%
     5,400  APPLE COMPUTER INCORPORATED+                                                    282,825
     9,650  COMPAQ COMPUTER CORPORATION                                                     246,678
     2,400  HEWLETT-PACKARD COMPANY                                                         299,700
     6,250  IBM CORPORATION                                                                 684,766
     2,625  MINNESOTA MINING AND
            MANUFACTURING COMPANY                                                           216,563
     6,350  UNITED TECHNOLOGIES
            CORPORATION                                                                     373,856

                                                                                          2,104,388
                                                                                        -----------
INSURANCE AGENTS, BROKERS & SERVICE - 1.12%
     3,225  MARSH & MCLENNAN COS.
            INCORPORATED                                                                    336,811
                                                                                        -----------
INSURANCE CARRIERS - 8.32%
     9,212  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                                                  1,082,410
    12,350  AXA FINANCIAL INCORPORATED                                                      419,900
     4,400  CHUBB CORPORATION                                                               270,600
     1,900  CIGNA CORPORATION                                                               177,650
     9,750  HARTFORD FINANCIAL SERVICES
            GROUP                                                                           545,391

                                                                                          2,495,951
                                                                                        -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.56%
     1,912  GENERAL MOTORS CORPORATION -
            CLASS H+                                                                        167,761
                                                                                        -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.81%
    11,450  TYCO INTERNATIONAL LIMITED                                                      542,444
                                                                                        -----------
MOTION PICTURES - 2.42%
    12,600  AT&T CORPORATION -- LIBERTY
            MEDIA CORPORATION+                                                              305,550
    10,850  WALT DISNEY COMPANY                                                             421,116

                                                                                            726,666
                                                                                        -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.72%
     3,000  FEDERAL HOME LOAN MORTGAGE
            CORPORATION                                                                     121,500
     2,550  FEDERAL NATIONAL MORTGAGE
            ASSOCIATION                                                                     133,078
    13,500  HOUSEHOLD INTERNATIONAL
            INCORPORATED                                                                    561,094

                                                                                            815,672
                                                                                        -----------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                  VALUE
OIL & GAS EXTRACTION - 3.51%
     7,400  ANADARKO PETROLEUM CORPORATION                                              $   364,913
     6,450  ENRON CORPORATION                                                               416,025
     5,100  TRANSOCEAN SEDCO FOREX
            INCORPORATED+                                                                   272,531

                                                                                          1,053,469
                                                                                        -----------
PAPER & ALLIED PRODUCTS - 2.22%
     8,875  BOWATER INCORPORATED                                                            391,609
     4,750  KIMBERLY-CLARK CORPORATION                                                      272,531

                                                                                            664,140
                                                                                        -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 9.95%
     3,400  CHEVRON CORPORATION                                                             288,363
    13,200  COASTAL CORPORATION                                                             803,550
    14,750  CONOCO INCORPORATED - CLASS B                                                   362,297
    19,477  EXXON MOBIL CORPORATION                                                       1,528,944

                                                                                        $ 2,983,154
                                                                                        -----------
PRIMARY METAL INDUSTRIES - 0.42%
     4,350  ALCOA INCORPORATED                                                              126,150
                                                                                        -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.61%
     2,650  VIACOM INCORPORATED --
            CLASS A+                                                                        181,194
                                                                                        -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.83%
    10,200  MORGAN STANLEY DEAN WITTER                                                      849,150
                                                                                        -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.45%
     2,350  SOUTHDOWN INCORPORATED                                                          135,713
                                                                                        -----------
TECHNOLOGY - 1.56%
    11,100  CYPRESS SEMICONDUCTOR
            CORPORATION+                                                                    468,975
                                                                                        -----------
TOBACCO PRODUCTS - 1.17%
    13,150  PHILIP MORRIS COMPANIES
            INCORPORATED                                                                    349,297
                                                                                        -----------
TRANSPORTATION EQUIPMENT - 3.15%
     3,700  FORD MOTOR COMPANY                                                              159,100
     6,950  GENERAL DYNAMICS CORPORATION                                                    363,138
     2,313  GENERAL MOTORS CORPORATION                                                      134,282
     6,650  TRW INCORPORATED                                                                288,444

                                                                                            944,964
                                                                                        -----------
WHOLESALE TRADE-DURABLE GOODS - 0.02%
       484  VISTEON CORPORATION+                                                              5,874
                                                                                        -----------

                                                                                         28,078,128
TOTAL COMMON STOCK (COST $26,823,248)
                                                                                        -----------

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                      INTEREST RATE        MATURITY DATE          VALUE
SHORT-TERM INVESTMENTS - 6.34%
$  608,000  GOLDMAN SACHS POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                       6.57%            07/03/00       $   608,000
 1,294,000  J.P. MORGAN SECURITIES
            INCORPORATED REPURCHASE
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                       6.58             07/03/00         1,294,000

                                                                                          1,902,000
TOTAL SHORT-TERM INVESTMENTS (COST
$1,902,000)
                                                                                        -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $28,725,248)*                         99.98%   $29,980,128
OTHER ASSETS AND LIABILITIES, NET            0.02          7,129
                                          -------    -----------
TOTAL NET ASSETS                           100.00%   $29,987,257
                                          -------    -----------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $2,929,123
GROSS UNREALIZED DEPRECIATION                       (1,674,243)
                                                    ----------
NET UNREALIZED APPRECIATION                         $1,254,880

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
COMMON STOCK - 97.54%
APPAREL & ACCESSORY STORES - 0.85%
     8,500  GAP INCORPORATED                                  $    265,625
    14,000  KOHL'S CORPORATION+                                    778,750

                                                                 1,044,375
                                                              ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.26%
    22,950  HOME DEPOT INCORPORATED                              1,146,066
     9,750  LOWE'S COMPANY INCORPORATED                            400,359

                                                                 1,546,425
                                                              ------------
BUSINESS SERVICES - 6.15%
    22,472  AMERICA ONLINE INCORPORATED+                         1,185,398
    16,400  INTERPUBLIC GROUP COMPANIES
            INCORPORATED                                           705,200
    31,100  ORACLE SYSTEMS CORPORATION+                          2,614,344
    16,164  SUN MICROSYSTEMS INCORPORATED+                       1,469,914
    14,000  VERITAS SOFTWARE CORPORATION+                        1,582,218

                                                                 7,557,074
                                                              ------------
CHEMICALS & ALLIED PRODUCTS - 11.20%
    15,751  ABBOTT LABORATORIES                                    701,904
    15,264  AMGEN INCORPORATED+                                  1,072,296
    15,000  CLOROX COMPANY                                         672,188
    24,100  COLGATE-PALMOLIVE COMPANY                            1,442,988
     3,250  GENENTECH INCORPORATED+                                559,000
    22,288  GILLETTE COMPANY                                       778,687
    15,388  LILLY (ELI) & COMPANY                                1,536,876
    16,067  MERCK & COMPANY INCORPORATED                         1,231,134
    80,687  PFIZER INCORPORATED                                  3,872,975
    14,000  PRAXAIR INCORPORATED                                   524,125
    10,472  PROCTER & GAMBLE COMPANY                               599,522
    15,290  SCHERING-PLOUGH CORPORATION                            772,145

                                                                13,763,840
                                                              ------------
COMMUNICATIONS - 8.43%
    24,000  360NETWORKS INCORPORATED+                              366,000
    14,223  AT&T CORPORATION                                       449,802
    20,800  AT&T WIRELESS GROUP+                                   579,800
    28,276  BELL ATLANTIC CORPORATION+                           1,436,774
    12,000  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED+                                          900,000
    24,398  GTE CORPORATION                                      1,518,775
     8,400  NEXTEL COMMUNICATIONS
            INCORPORATED+                                          513,975
     4,000  NEXTLINK COMMUNICATIONS
            INCORPORATED+                                          151,750
    15,000  QWEST COMMUNICATIONS
            INTERNATIONAL INCORPORATED+                            745,313
    45,652  SBC COMMUNICATIONS
            INCORPORATED                                         1,974,449
     7,178  SPRINT CORPORATION (FON GROUP)                         366,078
    29,500  WORLDCOM INCORPORATED+                               1,353,313

                                                                10,356,029
                                                              ------------

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
COMPUTERS - 3.54%
    54,323  MICROSOFT CORPORATION+                            $  4,345,840
                                                              ------------
DOMESTIC DEPOSITORY INSTITUTIONS - 4.18%
    37,371  CHASE MANHATTAN CORPORATION                          1,721,402
    51,507  CITIGROUP INCORPORATED                               3,103,296
     5,000  FIFTH THIRD BANCORP                                    316,250

                                                                 5,140,948
                                                              ------------
EATING & DRINKING PLACES - 0.50%
    18,500  MCDONALD'S CORPORATION                                 609,344
                                                              ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.46%
    46,800  AES CORPORATION+                                     2,135,250
    14,518  EDISON INTERNATIONAL                                   297,619
    14,190  WILLIAMS COMPANIES
            INCORPORATED                                           591,546

                                                                 3,024,415
                                                              ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 16.21%
     2,000  BROADCOM CORPORATION+                                  437,875
     9,000  CELESTICA INCORPORATED+                                446,625
   105,741  GENERAL ELECTRIC COMPANY                             5,604,272
    35,576  INTEL CORPORATION                                    4,756,067
    33,443  LUCENT TECHNOLOGIES
            INCORPORATED                                         1,981,498
     9,550  NETWORK APPLIANCE
            INCORPORATED+                                          768,775
    40,946  NORTEL NETWORKS CORPORATION                          2,794,565
     2,000  PMC-SIERRA INCORPORATED+                               355,375
     9,000  SANMINA CORPORATION+                                   769,500
    29,154  TEXAS INSTRUMENTS INCORPORATED                       2,002,515

                                                                19,917,067
                                                              ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.25%
     6,500  HALLIBURTON COMPANY                                    306,719
                                                              ------------
FOOD & KINDRED PRODUCTS - 2.77%
    13,500  ANHEUSER-BUSCH INCORPORATED                          1,008,281
    28,260  COCA-COLA COMPANY                                    1,623,184
    17,400  PEPSICO INCORPORATED                                   773,213

                                                                 3,404,678
                                                              ------------
GENERAL MERCHANDISE STORES - 3.80%
    30,460  TARGET CORPORATION                                   1,766,680
    50,352  WAL-MART STORES INCORPORATED                         2,901,534

                                                                 4,668,214
                                                              ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.01%
    18,000  APPLIED MATERIALS
            INCORPORATED+                                        1,631,250
    99,510  CISCO SYSTEMS INCORPORATED+                          6,325,104
    38,796  EMC CORPORATION+                                     2,984,867
    11,249  HEWLETT-PACKARD COMPANY                              1,404,719
    20,212  INTERNATIONAL BUSINESS
            MACHINES CORPORATION                                 2,214,477

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     3,600  SYMBOL TECHNOLOGIES
            INCORPORATED                                      $    194,400

                                                                14,754,817
                                                              ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.43%
     5,000  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                           522,188
                                                              ------------
INSURANCE CARRIERS - 3.12%
    25,564  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                         3,003,770
    15,000  AXA FINANCIAL INCORPORATED                             510,000
     9,500  ST. PAUL COMPANIES
            INCORPORATED                                           324,188

                                                                 3,837,958
                                                              ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.55%
    19,167  BAXTER INTERNATIONAL
            INCORPORATED                                         1,347,679
    11,744  DANAHER CORPORATION                                    580,594
     7,650  JDS UNIPHASE CORPORATION+                              917,044
     5,862  MEDTRONIC INCORPORATED                                 292,001

                                                                 3,137,318
                                                              ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.25%
    32,300  TYCO INTERNATIONAL LIMITED                           1,530,213
                                                              ------------
MISCELLANEOUS RETAIL - 0.24%
     8,000  BED BATH & BEYOND
            INCORPORATED+                                          290,000
                                                              ------------
MOTION PICTURES - 1.49%
    11,400  TIME WARNER INCORPORATED                               866,400
    24,900  WALT DISNEY COMPANY                                    966,431

                                                                 1,832,831
                                                              ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.20%
    26,169  FEDERAL NATIONAL MORTGAGE
            ASSOCIATION                                          1,365,695
    32,281  HOUSEHOLD INTERNATIONAL
            INCORPORATED                                         1,341,679

                                                                 2,707,374
                                                              ------------
OIL & GAS EXTRACTION - 0.50%
     5,600  SCHLUMBERGER LIMITED                                   417,900
     3,761  TRANSOCEAN SEDCO FOREX
            INCORPORATED+                                          200,978

                                                                   618,878
                                                              ------------
PAPER & ALLIED PRODUCTS - 0.62%
    16,000  INTERNATIONAL PAPER COMPANY                            477,000
     5,000  KIMBERLY-CLARK CORPORATION                             286,875

                                                                   763,875
                                                              ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.17%
     9,700  COASTAL CORPORATION                                    590,488
    10,245  CHEVRON CORPORATION                                    868,904
    23,602  CONOCO INCORPORATED CLASS B                            579,724
    40,009  EXXON MOBIL CORPORATION                              3,140,707

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
    18,908  ROYAL DUTCH PETROLEUM COMPANY
            ADR                                               $  1,164,023

                                                                 6,343,846
                                                              ------------
PRIMARY METAL INDUSTRIES - 0.90%
    38,000  ALCOA INCORPORATED                                   1,102,000
                                                              ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.45%
     8,137  VIACOM INCORPORATED CLASS B+                           554,842
                                                              ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.44%
    14,967  CHARLES SCHWAB CORPORATION                             503,265
     6,500  MERRILL LYNCH & COMPANY
            INCORPORATED                                           747,500
     6,204  MORGAN STANLEY DEAN WITTER &
            COMPANY                                                516,483

                                                                 1,767,248
                                                              ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.44%
     2,000  CORNING INCORPORATED                                   539,750
                                                              ------------
TRANSPORTATION EQUIPMENT - 1.77%
    44,078  HONEYWELL INTERNATIONAL
            INCORPORATED                                         1,484,878
    11,800  UNITED TECHNOLOGIES
            CORPORATION                                            694,725

                                                                 2,179,603
                                                              ------------
WHOLESALE TRADE-DURABLE GOODS - 1.36%
    16,373  JOHNSON & JOHNSON                                    1,667,999
                                                              ------------

                                                              $119,835,708
TOTAL COMMON STOCK (COST $89,293,890)
                                                              ------------
UNIT INVESTMENT TRUST - 1.01%
     8,500  STANDARD AND POOR'S DEPOSITORY
            RECEIPTS (COST $1,259,338)                           1,234,891
                                                              ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 1.21%
$  260,000  GOLDMAN SACHS REPURCHASE
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                  6.57%       07/03/00         260,000
 1,222,000  J.P. MORGAN SECURITIES
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                  6.58        07/03/00       1,222,000

                                                                              1,482,000
TOTAL SHORT-TERM INSTRUMENTS (COST
$1,482,000)
                                                                          -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $92,035,228)*                         99.76% $ 122,552,599
OTHER ASSETS AND LIABILITIES, NET            0.24        300,653
                                          -------  -------------
TOTAL NET ASSETS                           100.00% $ 122,853,252
                                          -------  -------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $34,780,581
GROSS UNREALIZED DEPRECIATION                       (4,263,210)
                                                    ----------
NET UNREALIZED APPRECIATION                         $30,517,371

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                  VALUE
COMMON STOCK - 97.92%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 4.87%
    10,600  FASTENAL COMPANY                                                            $    536,625
    79,300  HOME DEPOT INCORPORATED                                                        3,960,044

                                                                                           4,496,669
                                                                                        ------------
BUSINESS SERVICES - 13.02%
    26,100  AMERICA ONLINE INCORPORATED+                                                   1,376,775
    24,600  AUTOMATIC DATA PROCESSING
            INCORPORATED                                                                   1,317,638
    14,000  DST SYSTEMS INCORPORATED+                                                      1,065,750
    46,900  FIRST DATA CORPORATION                                                         2,327,413
    33,700  FISERV INCORPORATED+                                                           1,457,525
    92,400  IMS HEALTH INCORPORATED                                                        1,663,200
    26,300  ORACLE CORPORATION+                                                            2,210,843
    19,000  SUNGARD DATA SYSTEMS
            INCORPORATED+                                                                    589,000

                                                                                          12,008,144
                                                                                        ------------
CHEMICALS & ALLIED PRODUCTS - 6.01%
   115,550  PFIZER INCORPORATED                                                            5,546,400
                                                                                        ------------
COMPUTERS - 5.21%
    60,100  MICROSOFT CORPORATION+                                                         4,808,000
                                                                                        ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.32%
    61,600  INTEL CORPORATION                                                              8,235,150
    74,700  NOKIA CORPORATION ADR                                                          3,730,331
   154,900  TELEFONAKTIEBOLAGET LM
            ERICSSON SERIES B ADR                                                          3,098,000

                                                                                          15,063,481
                                                                                        ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.07%
    67,550  PAYCHEX INCORPORATED                                                           2,837,100
                                                                                        ------------
FINANCIAL - 1.20%
    10,400  STATE STREET CORPORATION                                                       1,103,050
                                                                                        ------------
FOOD & KINDRED PRODUCTS - 1.43%
    23,000  COCA-COLA COMPANY                                                              1,321,063
                                                                                        ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 16.92%
   114,300  CISCO SYSTEMS INCORPORATED+                                                    7,265,193
    50,600  EMC CORPORATION+                                                               3,893,038
   106,450  SOLECTRON CORPORATION+                                                         4,457,594

                                                                                          15,615,825
                                                                                        ------------
INSURANCE CARRIERS - 4.61%
    36,250  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                                                   4,259,375
                                                                                        ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.55%
     6,700  JDS UNIPHASE CORPORATION+                                                        803,162
    86,775  MEDTRONIC INCORPORATED                                                         4,322,480

                                                                                           5,125,642
                                                                                        ------------

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                  VALUE
MISCELLANEOUS RETAIL - 2.85%
    38,400  COSTCO WHOLESALE CORPORATION+                                               $  1,267,200
    88,700  STAPLES INCORPORATED+                                                          1,363,763

                                                                                           2,630,963
                                                                                        ------------
OIL & GAS EXTRACTION - 0.75%
     9,300  SCHLUMBERGER LIMITED                                                             694,013
                                                                                        ------------
PERSONAL SERVICES - 1.63%
    41,100  CINTAS CORPORATION                                                             1,507,856
                                                                                        ------------
PHARMACEUTICAL PREPARATIONS - 1.89%
    22,800  MERCK & COMPANY INCORPORATED                                                   1,747,050
                                                                                        ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 11.30%
   134,050  CHARLES SCHWAB CORPORATION                                                     4,507,431
    43,175  GOLDMAN SACHS GROUP
            INCORPORATED                                                                   4,096,228
    42,800  T. ROWE PRICE                                                                  1,819,000

                                                                                          10,422,659
                                                                                        ------------
WHOLESALE TRADE-NONDURABLE GOODS - 1.29%
    16,100  CARDINAL HEALTH INCORPORATED                                                   1,191,400
                                                                                        ------------

                                                                                          90,378,690
TOTAL COMMON STOCK (COST $74,910,587)
                                                                                        ------------

PRINCIPAL                                      INTEREST RATE        MATURITY DATE
SHORT-TERM INVESTMENTS - 4.88%
$4,503,285  BEAR STEARNS & COMPANY
            INCORPORATED REPURCHASE
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES (COST
            $4,503,285)                                 6.86%             7/03/00          4,503,285
                                                                                        ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $79,413,872)*                        102.80%   $ 94,881,975
OTHER ASSETS AND LIABILITIES, NET           (2.80)     (2,584,959)
                                          -------    ------------
TOTAL NET ASSETS                           100.00%   $ 92,297,016
                                          -------    ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $18,815,085
GROSS UNREALIZED DEPRECIATION                       (3,346,982)
                                                    ----------
NET UNREALIZED APPRECIATION                         $15,468,103

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
CERTIFICATES OF DEPOSIT - 5.74%
$1,200,000  ABN AMRO BANK CHICAGO                  6.72%       02/12/01   $ 1,199,791
   500,000  CANADIAN IMPERIAL BANK OF
            COMMERCE                               6.57        01/29/01       499,892
   500,000  U.S. BANK                              6.59        01/16/01       500,000
   200,000  UNION BANK OF SWITZERLAND              6.22        07/18/00       199,937

                                                                            2,399,620
TOTAL CERTIFICATES OF DEPOSIT (COST
$2,399,620)
                                                                          -----------
COMMERCIAL PAPER - 56.58%
   500,000  ACE OVERSEAS CORPORATION               6.99{::}     12/04/00      485,561
 1,000,000  AUSTRALIA & NEW ZEALAND
            INCORPORATED                           6.28{::}     09/07/00      988,852
   700,000  BANK OF AMERICA CORPORATION            6.47{::}     08/24/00      693,256
   750,000  BANK OF AMERICA CORPORATION            6.79{::}     10/12/00      736,829
 1,600,000  CITICORP                               6.59{::}     07/07/00    1,598,836
 1,500,000  COMPASS SECURITIZATION                 6.70{::}     08/08/00    1,490,115
 1,600,000  CONDUIT ASSET BACKED
            SECURITIES LIMITED                     6.64{::}     07/17/00    1,595,890
 1,000,000  HALOGEN CAPITAL CORPORATION
            LIMITED LIABILITY CORPORATION          6.65{::}     07/17/00      997,426
   383,000  INTERNATIONAL SECURITIZATION
            CORPORATION                            6.61{::}     07/10/00      382,511
 1,500,000  K2 (USA) LIMITED LIABILITY
            CORPORATION                            6.94{::}     09/25/00    1,476,270
 1,600,000  LEXINGTON PARKER CAPITAL
            CORPORATION                            6.59{::}     07/06/00    1,599,127
   500,000  MOAT FUNDING LIMITED LIABILITY
            CORPORATION                            6.93{::}     10/11/00      491,264
   400,000  MOAT FUNDING LIMITED LIABILITY
            CORPORATION                            6.94{::}     12/04/00      388,502
   500,000  MOAT FUNDING LIMITED LIABILITY
            CORPORATION                            6.95{::}     12/13/00      484,833
   300,000  MOAT FUNDING LIMITED LIABILITY
            CORPORATION                            6.49{::}     12/14/00      290,844
 1,500,000  MONT BLANC CAPITAL CORPORATION         6.70{::}     08/04/00    1,491,213
 1,200,000  NATIONAL RURAL UTILITIES
            CORPORATION                            6.28{::}     09/22/00    1,183,585
 1,600,000  NEPTUNE FUNDING CORPORATION            6.61{::}     07/07/00    1,598,830
 1,600,000  PRUDENTIAL FUNDING CORPORATION         6.58{::}     07/10/00    1,597,965
   900,000  SALOMON SMITH BARNEY HOLDINGS          6.78{::}     08/17/00      892,508
 1,600,000  SYDNEY CAPITAL CORPORATION             6.68{::}     08/03/00    1,590,893
 1,600,000  THAMES ASSET GLOBAL SECURITIES         6.66{::}     07/18/00    1,595,587

                                                                           23,650,697
TOTAL COMMERCIAL PAPER (COST $23,650,697)
                                                                          -----------
CORPORATE BONDS & NOTES - 27.03%
 1,500,000  BEAR STEARNS COMPANY
            INCORPORATED+                          6.73        03/29/01     1,500,000
 1,000,000  BETA FINANCE INCORPORATED              6.15        10/06/00     1,000,000
   500,000  BETA FINANCE INCORPORATED              6.82        02/15/01       500,000
   900,000  BRANCH BANKING & TRUST                 7.05        05/07/01       897,188
 1,500,000  COMERICA BANK+                         6.59        01/12/01     1,499,688
   500,000  COMMERZBANK NEW YORK                   6.77        02/28/01       499,905
 1,500,000  DORADA FINANCE INCORPORATED            6.77        03/15/01     1,500,000
   400,000  FIRST USA BANK                         5.99        09/21/00       399,974
 1,500,000  J.P. MORGAN & COMPANY
            INCORPORATED+                          6.64        03/16/01     1,500,000
 1,500,000  MORGAN STANLEY DEAN WITTER+            6.63        03/16/01     1,500,000
   500,000  SALOMON SMITH BARNEY                   6.70        07/05/00       500,018

                                                                           11,296,773
TOTAL CORPORATE BONDS & NOTES (COST
$11,296,773)
                                                                          -----------
REPURCHASE AGREEMENTS - 2.39%
 1,000,000  GOLDMAN SACHS & COMPANY --
            102% COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES (COST
            $1,000,000)                            7.05        07/03/00     1,000,000
                                                                          -----------

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
TIME DEPOSITS - 7.86%
$1,783,231  ALLIED IRISH BANK PLC                  7.00%       07/03/00   $ 1,783,231
 1,500,000  BANQUE BRUXELLES LAMBERT
            LONDON BRANCH                          6.84        07/05/00     1,500,000

                                                                            3,283,231
TOTAL TIME DEPOSITS (COST $3,283,231)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $41,630,321)*                         99.60% $41,630,321
OTHER ASSETS AND LIABILITIES, NET            0.40      165,550
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $41,795,871
                                          -------  -----------

  +  VARIABLE RATE SECURITIES.
{::} YIELD TO MATURITY
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES     SECURITY NAME                                                                  VALUE
COMMON STOCK - 96.38%
BUSINESS SERVICES - 27.68%
    8,850  ACTIVE SOFTWARE INCORPORATED+                                               $   687,534
    6,818  ADMINISTAFF INCORPORATED+                                                       432,943
    6,711  AGILE SOFTWARE CORPORATION+                                                     474,384
    8,559  ALTEON WEBSYSTEMS
           INCORPORATED+                                                                   856,435
    8,300  APPNET INCORPORATED+                                                            298,800
    7,911  ART TECHNOLOGY GROUP
           INCORPORATED+                                                                   798,516
      950  BREAKAWAY SOLUTIONS
           INCORPORATED+                                                                    25,650
    4,125  CACHEFLOW INCORPORATED+                                                         253,945
    6,800  CLICK COMMERCE INCORPORATED+                                                    153,850
    3,350  DIGITAL ISLAND INCORPORATED+                                                    162,894
    1,441  E.PIPHANY INCORPORATED+                                                         154,457
   19,225  EFUNDS CORPORATION+                                                             223,491
    8,323  ENTRUST TECHNOLOGIES
           INCORPORATED+                                                                   688,728
   10,007  GETTY IMAGES INCORPORATED+                                                      370,884
      300  INFORTE CORPORATION+                                                             10,800
    4,316  ISS GROUP INCORPORATED+                                                         426,138
      850  MANUGISTICS GROUP
           INCORPORATED+                                                                    39,738
   10,156  MATRIXONE INCORPORATED+                                                         412,587
       26  MERCATOR SOFTWARE
           INCORPORATED+                                                                     1,788
    4,375  MERCURY INTERACTIVE
           CORPORATION+                                                                    423,281
    8,897  METASOLV SOFTWARE
           INCORPORATED+                                                                   391,468
    3,362  MICROMUSE INCORPORATED+                                                         556,358
   11,381  NET PERCEPTIONS INCORPORATED+                                                   180,673
      209  NET.GENESIS CORPORATION+                                                          3,775
    5,648  NETIQ CORPORATION+                                                              336,762
    1,000  PREDICTIVE SYSTEMS
           INCORPORATED+                                                                    35,937
      200  STORAGENETWORKS INCORPORATED+                                                    18,050
   12,893  TELETECH HOLDINGS
           INCORPORATED+                                                                   400,489
   13,290  VERTICALNET INCORPORATED+                                                       490,899
   11,442  VIANT CORPORATION+                                                              338,970
   15,760  VIGNETTE CORPORATION+                                                           819,766

                                                                                        10,469,990
                                                                                       -----------
CHEMICALS & ALLIED PRODUCTS - 9.70%
    2,175  ABGENIX INCORPORATED+                                                           260,694
    3,604  ALKERMES INCORPORATED+                                                          169,839
    7,549  ALPHARMA INCORPORATED                                                           469,925
    6,801  CAMBREX CORPORATION                                                             306,045
    4,754  CUBIST PHARMACEUTICALS
           INCORPORATED+                                                                   234,135
   16,788  FIRST HORIZON PHARMACEUTICAL
           CORPORATION+                                                                    163,683
    2,080  GILEAD SCIENCES INCORPORATED+                                                   147,940
    2,465  INCYTE GENOMICS INCORPORATED+                                                   202,592
    8,706  JONES PHARMA INCORPORATED                                                       347,696
   15,057  KING PHARMACEUTICALS
           INCORPORATED+                                                                   660,626
    8,446  MEDICIS PHARMACEUTICAL
           CORPORATION+                                                                    481,422
    2,589  PHARMACYCLICS INCORPORATED+                                                     157,929

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES     SECURITY NAME                                                                  VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    1,288  SHIRE PHARMACEUTICALS GROUP
           PLC+                                                                        $    66,815

                                                                                         3,669,341
                                                                                       -----------
COMMUNICATIONS - 8.53%
    2,979  AIRGATE PCS INCORPORATED+                                                       156,584
    8,035  ALLIED RISER COMMUNICATIONS
           CORPORATION+                                                                    113,494
    8,097  DOBSON COMMUNICATIONS
           CORPORATION+                                                                    155,867
    4,000  DSP GROUP INCORPORATED+                                                         224,000
    9,316  ENTERCOM COMMUNICATIONS
           CORPORATION+                                                                    454,155
   14,290  GLOBIX CORPORATION+                                                             418,876
    4,859  ILLUMINET HOLDINGS
           INCORPORATED+                                                                   247,202
    3,868  INTERMEDIA COMMUNICATIONS INC+                                                  115,073
    3,496  ITXC CORPORATION+                                                               123,780
    5,520  MASTEC INCORPORATED+                                                            210,795
    3,448  MGC COMMUNICATIONS
           INCORPORATED+                                                                   206,681
    5,945  SBA COMMUNICATIONS
           CORPORATION+                                                                    308,768
   11,164  TRUE NORTH COMMUNICATIONS
           INCORPORATED                                                                    491,216

                                                                                         3,226,491
                                                                                       -----------
DEPOSITORY INSTITUTIONS - 2.20%
    4,750  INVESTORS FINANCIAL SERVICES
           CORPORATION                                                                     188,516
   15,115  SILICON VALLEY BANCSHARES+                                                      644,277

                                                                                           832,793
                                                                                       -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 15.21%
    4,524  ADVANCED FIBRE COMMUNICATIONS
           INCORPORATED+                                                                   204,994
    5,601  ANCOR COMMUNICATIONS
           INCORPORATED+                                                                   200,323
    4,874  BURR-BROWN CORPORATION+                                                         422,515
    1,948  CAPSTONE TURBINE CORPORATION+                                                    87,782
    9,625  CTC COMMUNICATIONS GROUP
           INCORPORATED+                                                                   346,500
    7,731  CYPRESS SEMICONDUCTOR
           CORPORATION+                                                                    326,635
       25  DDI CORPORATION+                                                                    713
    4,291  DIGITAL LIGHTWAVE
           INCORPORATED+                                                                   431,245
    5,660  DIGITAL MICROWAVE CORPORATION+                                                  215,787
   15,567  INTERNATIONAL FIBERCOM
           INCORPORATED+                                                                   396,959
      579  MANUFACTURERS SERVICES
           LIMITED+                                                                         11,906
   14,090  MICREL INCORPORATED+                                                            612,034
    4,307  NETRO CORPORATION+                                                              247,114
    8,224  PLX TECHNOLOGY INCORPORATED+                                                    341,296
    3,711  SEMTECH CORPORATION+                                                            283,834
    2,350  STRATOS LIGHTWAVE
           INCORPORATED+                                                                    65,506
    2,567  TECHNITROL INCORPORATED                                                         248,678
    6,527  TERAYON COMMUNICATION SYSTEMS
           INCORPORATED+                                                                   419,258
    2,102  TRANSWITCH CORPORATION+                                                         162,248
   10,546  TUT SYSTEMS INCORPORATED+                                                       605,077
    7,612  VIASYSTEMS GROUP INCORPORATED+                                                  123,219

                                                                                         5,753,623
                                                                                       -----------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES     SECURITY NAME                                                                  VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 5.01%
    1,508  AFFYMETRIX INCORPORATED+                                                    $   249,008
    4,555  CEPHALON INCORPORATED+                                                          272,731
   10,051  DIAMOND TECHNOLOGY PARTNERS
           INCORPORATED+                                                                   884,488
    4,366  MILLENNIUM PHARMACEUTICALS
           INCORPORATED+                                                                   488,446

                                                                                         1,894,673
                                                                                       -----------
GENERAL MERCHANDISE STORES - 1.80%
   11,162  99 CENTS ONLY STORES+                                                           445,085
    7,113  BJ'S WHOLESALE CLUB
           INCORPORATED+                                                                   234,729

                                                                                           679,814
                                                                                       -----------
HEALTH SERVICES - 1.25%
    3,544  HUMAN GENOME SCIENCE
           INCORPORATED+                                                                   472,681
                                                                                       -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.42%
    5,842  LINENS 'N THINGS INCORPORATED+                                                  158,464
                                                                                       -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.44%
    2,500  ADVANCED DIGITAL INFORMATION
           CORPORATED+                                                                      39,844
    7,975  ASYST TECHNOLOGIES
           INCORPORATED+                                                                   273,143
    7,305  INFOCUS CORPORATION+                                                            235,130
   11,528  MEDIA 100 INCORPORATED+                                                         296,846
    4,694  PRI AUTOMATION INCORPORATED+                                                    306,943
    8,632  SANDISK CORPORATION+                                                            528,171

                                                                                         1,680,077
                                                                                       -----------
INSURANCE AGENTS, BROKERS & SERVICE - 0.93%
    8,338  ARTHUR J. GALLAGHER &
           CORPORATION                                                                     350,196
                                                                                       -----------
INSURANCE CARRIERS - 0.59%
    9,425  OXFORD HEALTH PLANS
           INCORPORATED+                                                                   224,433
                                                                                       -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.63%
      625  ANAREN MICROWAVE INCORPORATED+                                                   82,021
    3,591  ASPECT MEDICAL SYSTEMS
           INCORPORATED+                                                                    96,957
    2,251  CERUS CORPORATION+                                                              115,223
      750  CLICKSOFTWARE TECHNOLOGIES
           LIMITED+                                                                          5,250
      200  EXFO ELECTRO-OPTICAL
           ENGINEERING INCORPORATED+                                                         8,775
      992  KEITHLEY INSTRUMENTS
           INCORPORATED                                                                     86,428
    4,754  NEWPORT CORPORATION                                                             510,461
      972  ZYGO CORPORATION+                                                                88,270

                                                                                           993,385
                                                                                       -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.69%
   12,095  YANKEE CANDLE COMPANY
           INCORPORATED+                                                                   261,554
                                                                                       -----------
MISCELLANEOUS RETAIL - 1.70%
    8,446  MICHAELS STORES INCORPORATED+                                                   386,932
   13,054  PETCO ANIMAL SUPPLIES
           INCORPORATED+                                                                   256,185

                                                                                           643,117
                                                                                       -----------

VARIABLE TRUST                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES     SECURITY NAME                                                                  VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 2.34%
   12,487  AMERICREDIT CORPORATION+                                                    $   212,279
    8,385  COMPUCREDIT CORPORATION+                                                        251,550
   16,780  METRIS COMPANIES INCORPORATED                                                   421,598

                                                                                           885,427
                                                                                       -----------
OIL & GAS EXTRACTION - 4.01%
    6,707  HELMERICH & PAYNE INCORPORATED                                                  250,674
   14,614  LOUIS DREYFUS NATURAL GAS
           CORPORATION+                                                                    457,601
   13,354  MARINE DRILLING CORPORATION
           INCORPORATED+                                                                   373,912
    5,692  NEWFIELD EXPLORATION
           CORPORATION+                                                                    222,700
    3,183  OSCA INCORPORATED+                                                               53,713
      975  SYNTROLEUM CORPORATION+                                                          16,697
    3,528  UTI ENERGY CORPORATION+                                                         141,561

                                                                                         1,516,858
                                                                                       -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.01%
   12,065  VALERO ENERGY CORPORATION                                                       383,064
                                                                                       -----------
PRIMARY METAL INDUSTRIES - 1.25%
   11,552  COMMSCOPE INCORPORATED+                                                         473,632
                                                                                       -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.78%
    7,377  SEI INVESTMENTS CORPORATION                                                     293,697
                                                                                       -----------
TRANSPORTATION SERVICES - 1.11%
    8,507  C.H. ROBINSON WORLDWIDE
           INCORPORATED                                                                    421,097
                                                                                       -----------
WHOLESALE TRADE-DURABLE GOODS - 2.50%
   10,081  ACT MANUFACTURING
           INCORPORATED+                                                                   468,136
    5,186  INSIGHT ENTERPRISES
           INCORPORATED+                                                                   307,595
    5,749  KENT ELECTRONICS CORPORATION+                                                   171,392

                                                                                           947,123
                                                                                       -----------
WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
    6,876  NATIONAL-OILWELL INCORPORATED+                                                  226,049
                                                                                       -----------

                                                                                        36,457,579
TOTAL COMMON STOCK (COST $31,920,006)
                                                                                       -----------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL  SECURITY NAME                      INTEREST RATE        MATURITY DATE          VALUE
REPURCHASE AGREEMENTS - 6.84%
2,588,572  BEAR STEARNS AND COMPANY
           REPURCHASE AGREEMENT -- 102%
           COLLATERALIZED BY U.S.
           GOVERNMENT SECURITIES (COST
           $2,588,572)                                 6.86%            07/03/00       $ 2,588,572
                                                                                       -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $34,508,578)*                        103.22%   $39,046,151
OTHER ASSETS AND LIABILITIES, NET           (3.22)    (1,218,641)
                                          -------    -----------
TOTAL NET ASSETS                           100.00%   $37,827,510
                                          -------    -----------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $6,457,091
GROSS UNREALIZED DEPRECIATION                       (1,919,518)
                                                    ----------
NET UNREALIZED APPRECIATION                         $4,537,573

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST
               STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                     ASSET ALLOCATION  CORPORATE BOND
                                                 FUND            FUND
---------------------------------------------------------------------

ASSETS
INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE
     (SEE COST BELOW)..............  $    259,206,886  $   70,074,409
  CASH.............................             5,798           5,274
  RECEIVABLE FOR DIVIDENDS,
    INTEREST AND OTHER
    RECEIVABLES....................         1,791,117       1,245,741
  RECEIVABLE FOR INVESTMENTS
    SOLD...........................            15,456               0
  RECEIVABLE FOR FUND SHARES
    ISSUED.........................            85,300          29,856
  RECEIVABLE FROM INVESTMENT
    ADVISOR AND AFFILIATES.........                 0               0
  VARIATION MARGIN ON FUTURES
    CONTRACTS......................            42,925               0
  PREPAID EXPENSES AND OTHER
    ASSETS.........................                 0               0
                                     ----------------  --------------
TOTAL ASSETS.......................       261,147,482      71,355,280
                                     ----------------  --------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED......................           132,098               0
  DIVIDENDS PAYABLE................                 0               0
  PAYABLE FOR FUND SHARES
    REDEEMED.......................               741         796,698
  PAYABLE TO INVESTMENT ADVISOR AND
    AFFILIATES.....................           130,502          16,749
  PAYABLE TO OTHER RELATED
    PARTIES........................           119,722          36,205
  DUE TO CUSTODIAN.................                 0               0
  ACCRUED EXPENSES AND OTHER
    LIABILITIES....................            29,219          59,926
  UNREALIZED DEPRECIATION ON
    FORWARD FOREIGN CURRENCY
    CONTRACTS......................                 0          43,302
                                     ----------------  --------------
TOTAL LIABILITIES..................           412,282         952,880
                                     ----------------  --------------
TOTAL NET ASSETS...................  $    260,735,200  $   70,402,400
                                     ----------------  --------------

NET ASSETS CONSIST OF:
  PAID-IN CAPITAL..................  $    224,337,114  $   72,167,042
  UNDISTRIBUTED (OVERDISTRIBUTED)
    NET INVESTMENT INCOME..........            85,188          18,058
  UNDISTRIBUTED NET REALIZED GAIN
    (LOSS) ON INVESTMENTS..........        11,258,633      (1,222,307)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS....................        25,181,340        (517,218)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF FOREIGN
    CURRENCY.......................                 0         (43,175)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF FUTURES
    CONTRACTS......................          (127,075)              0
                                     ----------------  --------------
TOTAL NET ASSETS...................  $    260,735,200  $   70,402,400
                                     ----------------  --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
NET ASSETS.........................  $    260,735,200  $   70,402,400
SHARES OUTSTANDING.................        17,586,315       7,221,067
NET ASSET VALUE AND OFFERING
  PRICE............................  $          14.83  $         9.75
                                     ----------------  --------------
INVESTMENTS AT COST................  $    234,025,546  $   70,591,627
                                     ----------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2000 (UNAUDITED)
                                                                  VARIABLE TRUST
--------------------------------------------------------------------------------

                                     EQUITY INCOME  EQUITY VALUE               LARGE COMPANY  MONEY MARKET    SMALL CAP
                                              FUND          FUND  GROWTH FUND    GROWTH FUND          FUND  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE
     (SEE COST BELOW)..............  $ 107,211,022  $ 29,980,128  $122,552,599 $  94,881,975  $ 41,630,321  $39,046,151
  CASH.............................              0         3,812        3,882              0             0            0
  RECEIVABLE FOR DIVIDENDS,
    INTEREST AND OTHER
    RECEIVABLES....................        220,219        26,378       48,608         24,646       240,900        6,149
  RECEIVABLE FOR INVESTMENTS
    SOLD...........................              0             0    1,622,087              0             0    1,164,738
  RECEIVABLE FOR FUND SHARES
    ISSUED.........................         64,712        45,961        7,545        201,102             0       24,665
  RECEIVABLE FROM INVESTMENT
    ADVISOR AND AFFILIATES.........              0             0            0              0             0        8,942
  VARIATION MARGIN ON FUTURES
    CONTRACTS......................              0             0            0              0             0            0
  PREPAID EXPENSES AND OTHER
    ASSETS.........................            371             0            0              0             0            0
                                     -------------  ------------  -----------  -------------  ------------  -----------
TOTAL ASSETS.......................    107,496,324    30,056,279  124,234,721     95,107,723    41,871,221   40,250,645
                                     -------------  ------------  -----------  -------------  ------------  -----------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED......................              0             0      532,855      2,644,634             0    2,168,764
  DIVIDENDS PAYABLE................              0             0            0              0        13,567            0
  PAYABLE FOR FUND SHARES
    REDEEMED.......................         23,657            78      691,610         14,621             0       47,503
  PAYABLE TO INVESTMENT ADVISOR AND
    AFFILIATES.....................         52,598         4,139       53,043         22,490        18,882            0
  PAYABLE TO OTHER RELATED
    PARTIES........................         32,017        28,022       58,531         87,327        16,762       84,276
  DUE TO CUSTODIAN.................             18             0            0              0             0            0
  ACCRUED EXPENSES AND OTHER
    LIABILITIES....................         10,716        36,783       45,430         41,635        26,139      122,592
  UNREALIZED DEPRECIATION ON
    FORWARD FOREIGN CURRENCY
    CONTRACTS......................              0             0            0              0             0            0
                                     -------------  ------------  -----------  -------------  ------------  -----------
TOTAL LIABILITIES..................        119,006        69,022    1,381,469      2,810,707        75,350    2,423,135
                                     -------------  ------------  -----------  -------------  ------------  -----------
TOTAL NET ASSETS...................  $ 107,377,318  $ 29,987,257  $122,853,252 $  92,297,016  $ 41,795,871  $37,827,510
                                     -------------  ------------  -----------  -------------  ------------  -----------

NET ASSETS CONSIST OF:
  PAID-IN CAPITAL..................  $  94,228,060  $ 31,525,545  $79,369,497  $  77,086,745  $ 41,796,262  $28,164,848
  UNDISTRIBUTED (OVERDISTRIBUTED)
    NET INVESTMENT INCOME..........         29,231         4,519        1,712       (142,145)            0      (99,320)
  UNDISTRIBUTED NET REALIZED GAIN
    (LOSS) ON INVESTMENTS..........      5,769,366    (2,797,687)  12,964,672       (115,687)         (391)   5,224,409
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS....................      7,350,661     1,254,880   30,517,371     15,468,103             0    4,537,573
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF FOREIGN
    CURRENCY.......................              0             0            0              0             0            0
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF FUTURES
    CONTRACTS......................              0             0            0              0             0            0
                                     -------------  ------------  -----------  -------------  ------------  -----------
TOTAL NET ASSETS...................  $ 107,377,318  $ 29,987,257  $122,853,252 $  92,297,016  $ 41,795,871  $37,827,510
                                     -------------  ------------  -----------  -------------  ------------  -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
NET ASSETS.........................  $ 107,377,318  $ 29,987,257  $122,853,252 $  92,297,016  $ 41,795,871  $37,827,510
SHARES OUTSTANDING.................      6,617,968     3,342,859    5,106,583      7,027,261    41,796,296    1,933,537
NET ASSET VALUE AND OFFERING
  PRICE............................  $       16.23  $       8.97  $     24.06  $       13.13  $       1.00  $     19.56
                                     -------------  ------------  -----------  -------------  ------------  -----------
INVESTMENTS AT COST................  $  99,860,361  $ 28,725,248  $92,035,228  $  79,413,872  $ 41,630,321  $34,508,578
                                     -------------  ------------  -----------  -------------  ------------  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST
  STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                           ASSET ALLOCATION FUND  CORPORATE BOND FUND
---------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $             824,810  $                 0
  INTEREST...............              3,349,490            2,656,121
                           ---------------------  -------------------
TOTAL INVESTMENT
  INCOME.................              4,174,300            2,656,121
                           ---------------------  -------------------

EXPENSES
  ADVISORY FEES..........                681,939              158,779
  ADMINISTRATION FEES....                185,983               52,926
  PORTFOLIO ACCOUNTING
    FEES.................                 42,156               34,579
  CUSTODY................                      0                7,057
  TRANSFER AGENT.........                114,070               63,829
  DISTRIBUTION FEES......                309,972               88,210
  LEGAL AND AUDIT FEES...                 39,358               21,253
  REGISTRATION FEES......                  1,831                    0
  DIRECTORS' FEES........                  2,809                2,809
  SHAREHOLDER REPORTS....                  7,157                1,664
  OTHER..................                 10,818                9,535
                           ---------------------  -------------------
TOTAL EXPENSES...........              1,396,093              440,641
                           ---------------------  -------------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............               (156,226)            (123,107)
  NET EXPENSES...........              1,239,867              317,534
                           ---------------------  -------------------
NET INVESTMENT INCOME
  (LOSS).................              2,934,433            2,338,587
                           ---------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............              4,004,597           (1,220,178)
  FOREIGN CURRENCY.......                      0               67,423
  FINANCIAL FUTURES
    CONTRACTS............                 43,748                    0
                           ---------------------  -------------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......              4,048,345           (1,152,755)
                           ---------------------  -------------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............              3,101,674              661,946
  FOREIGN CURRENCY.......                      0              (47,633)
  FINANCIAL FUTURES
    CONTRACTS............               (199,200)                   0
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............              2,902,474              614,313
                           ---------------------  -------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........              6,950,819             (538,442)
                           ---------------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $           9,885,252  $         1,800,145
                           ---------------------  -------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
                                                                  VARIABLE TRUST
--------------------------------------------------------------------------------

                                                                                 LARGE COMPANY                          SMALL CAP
                           EQUITY INCOME FUND  EQUITY VALUE FUND    GROWTH FUND    GROWTH FUND  MONEY MARKET FUND     GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $        1,105,481  $         192,124  $     491,590  $     122,933  $               0  $       17,583
  INTEREST...............              45,864             58,239        121,970        107,982          1,229,041          69,586
                           ------------------  -----------------  -------------  -------------  -----------------  --------------
TOTAL INVESTMENT
  INCOME.................           1,151,345            250,363        613,560        230,915          1,229,041          87,169
                           ------------------  -----------------  -------------  -------------  -----------------  --------------

EXPENSES
  ADVISORY FEES..........             302,728             75,975        336,258        205,326             78,839         116,777
  ADMINISTRATION FEES....              82,562             20,720         91,706         55,998             29,564          23,356
  PORTFOLIO ACCOUNTING
    FEES.................              30,823             37,987         33,626         58,985             37,054          69,288
  CUSTODY................              11,008              2,763         12,228          7,466              3,942           3,114
  TRANSFER AGENT.........              53,941             23,483         89,261         68,318             13,797          47,645
  DISTRIBUTION FEES......             137,604             34,534        152,844         93,330                  0          38,926
  LEGAL AND AUDIT FEES...              12,434             12,082         26,225         15,230              9,804          18,066
  REGISTRATION FEES......                   0              2,506            584              0                224               0
  DIRECTORS' FEES........               2,809              2,809          2,809          2,809              2,809           2,809
  SHAREHOLDER REPORTS....               4,925              1,461          3,345          9,867                643          10,080
  OTHER..................               8,311              2,026          4,190         16,632                324          44,984
                           ------------------  -----------------  -------------  -------------  -----------------  --------------
TOTAL EXPENSES...........             647,145            216,346        753,076        533,961            177,000         375,045
                           ------------------  -----------------  -------------  -------------  -----------------  --------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............             (95,772)           (78,047)      (141,228)      (160,901)            (9,461)       (188,556)
  NET EXPENSES...........             551,373            138,299        611,848        373,060            167,539         186,489
                           ------------------  -----------------  -------------  -------------  -----------------  --------------
NET INVESTMENT INCOME
  (LOSS).................             599,972            112,064          1,712       (142,145)         1,061,502         (99,320)
                           ------------------  -----------------  -------------  -------------  -----------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............           3,897,947         (1,164,109)     2,399,961        (32,264)              (391)      4,248,235
  FOREIGN CURRENCY.......                   0                  0              0              0                  0               0
  FINANCIAL FUTURES
    CONTRACTS............                   0                  0              0              0                  0               0
                           ------------------  -----------------  -------------  -------------  -----------------  --------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......           3,897,947         (1,164,109)     2,399,961        (32,264)              (391)      4,248,235
                           ------------------  -----------------  -------------  -------------  -----------------  --------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............         (10,523,030)           243,198     (2,763,254)     7,261,843                  0      (2,357,393)
  FOREIGN CURRENCY.......                   0                  0              0              0                  0               0
  FINANCIAL FUTURES
    CONTRACTS............                   0                  0              0              0                  0               0
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............         (10,523,030)           243,198     (2,763,254)     7,261,843                  0      (2,357,393)
                           ------------------  -----------------  -------------  -------------  -----------------  --------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........          (6,625,083)          (920,911)      (363,293)     7,229,579               (391)      1,890,842
                           ------------------  -----------------  -------------  -------------  -----------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $       (6,025,111) $        (808,847) $    (361,581) $   7,087,434  $       1,061,111  $    1,791,522
                           ------------------  -----------------  -------------  -------------  -----------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    ASSET ALLOCATION
                                          FUND
                           -----------------------------------
                                (UNAUDITED)
                                    FOR THE            FOR THE
                           SIX MONTHS ENDED         YEAR ENDED
                              JUNE 30, 2000  DECEMBER 31, 1999
--------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $    240,670,990  $    156,240,933
                           ----------------  ----------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............         2,934,433         4,046,849
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....         4,048,345         7,407,467
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....         2,902,474         6,276,920
                           ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         9,885,252        17,731,236
                           ----------------  ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............        (2,986,255)       (3,909,839)
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                 0          (200,663)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................        17,291,669        71,043,067
  REINVESTMENT OF
    DIVIDENDS............         2,986,255         4,579,771
  COST OF SHARES
    REDEEMED.............        (7,112,711)       (4,813,515)
                           ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........        13,165,213        70,809,323
                           ----------------  ----------------
                           ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        20,064,210        84,430,057
                           ----------------  ----------------

NET ASSETS:
ENDING NET ASSETS........  $    260,735,200  $    240,670,990
                           ----------------  ----------------

SHARE ISSUED AND REDEEMED:
  SHARES SOLD............         1,187,379         5,092,781
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............           199,016           329,334
  SHARES REDEEMED........          (488,756)         (351,542)
                           ----------------  ----------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............           897,639         5,070,573
                           ----------------  ----------------

ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $         85,188  $        137,010
                           ----------------  ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                               VARIABLE TRUST
--------------------------------------------------------------------------------

                                          CORPORATE BOND                            EQUITY INCOME               EQUITY VALUE
                                               FUND                                     FUND                        FUND
                           --------------------------------------------  -----------------------------------  -----------------
                                   (UNAUDITED)  FROM SEPTEMBER 20, 1999       (UNAUDITED)                           (UNAUDITED)
                                       FOR THE            (COMMENCEMENT           FOR THE            FOR THE            FOR THE
                              SIX MONTHS ENDED        OF OPERATIONS) TO  SIX MONTHS ENDED         YEAR ENDED   SIX MONTHS ENDED
                                 JUNE 30, 2000        DECEMBER 31, 1999     JUNE 30, 2000  DECEMBER 31, 1999      JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $        68,423,018     $               0     $    127,793,479  $     86,068,731   $      26,567,053
                           -------------------     -----------------     ----------------  ----------------   -----------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............            2,338,587             1,146,179              599,972         1,272,083             112,064
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....           (1,152,755)              (51,484)           3,897,947         1,883,661          (1,164,109)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....              614,313            (1,174,706)         (10,523,030)        3,863,205             243,198
                           -------------------     -----------------     ----------------  ----------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........            1,800,145               (80,011)          (6,025,111)        7,018,949            (808,847)
                           -------------------     -----------------     ----------------  ----------------   -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............           (2,338,587)           (1,146,189)            (570,741)       (1,284,267)           (112,313)
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                    0                     0                    0                 0                   0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................            8,398,752            70,873,232            6,699,531        38,101,683           9,534,292
  REINVESTMENT OF
    DIVIDENDS............            2,362,957             1,121,820              570,741         1,284,267             112,313
  COST OF SHARES
    REDEEMED.............           (8,243,885)           (2,345,834)         (21,090,581)       (3,395,884)         (5,305,241)
                           -------------------     -----------------     ----------------  ----------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........            2,517,824            69,649,218          (13,820,309)       35,990,066           4,341,364
                           -------------------     -----------------     ----------------  ----------------   -----------------
                           -------------------     -----------------     ----------------  ----------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........            1,979,382            68,423,018          (20,416,161)       41,724,748           3,420,204
                           -------------------     -----------------     ----------------  ----------------   -----------------

NET ASSETS:
ENDING NET ASSETS........  $        70,402,400     $      68,423,018     $    107,377,318  $    127,793,479   $      29,987,257
                           -------------------     -----------------     ----------------  ----------------   -----------------

SHARE ISSUED AND REDEEMED:
  SHARES SOLD............              858,275             7,089,778              408,759         2,229,286           1,041,405
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............              242,387               113,155               34,947            75,691              12,127
  SHARES REDEEMED........             (846,281)             (236,247)          (1,303,739)         (205,745)           (588,132)
                           -------------------     -----------------     ----------------  ----------------   -----------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............              254,381             6,966,686             (860,033)        2,099,232             465,400
                           -------------------     -----------------     ----------------  ----------------   -----------------

ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $            18,058     $          18,058     $         29,231  $              0   $           4,519
                           -------------------     -----------------     ----------------  ----------------   -----------------

                             EQUITY VALUE
                                 FUND
                           -----------------

                                     FOR THE
                                  YEAR ENDED
                           DECEMBER 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $     11,071,528
                           ----------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           191,302
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....        (1,551,864)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....           569,740
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          (790,822)
                           ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............          (186,534)
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                 0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................        19,315,350
  REINVESTMENT OF
    DIVIDENDS............           213,190
  COST OF SHARES
    REDEEMED.............        (3,055,659)
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........        16,472,881
                           ----------------
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        15,495,525
                           ----------------
NET ASSETS:
ENDING NET ASSETS........  $     26,567,053
                           ----------------
SHARE ISSUED AND REDEEMED
  SHARES SOLD............         2,010,909
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............            22,806
  SHARES REDEEMED........          (315,799)
                           ----------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............         1,717,916
                           ----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $          4,768
                           ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         GROWTH
                                          FUND
                           -----------------------------------
                                (UNAUDITED)   FROM MAY 1, 1998
                                    FOR THE      (COMMENCEMENT
                           SIX MONTHS ENDED  OF OPERATIONS) TO
                              JUNE 30, 2000  DECEMBER 31, 1998
--------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $    128,495,431  $     100,926,722
                           ----------------  -----------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............             1,712            123,795
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....         2,399,961         10,638,775
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....        (2,763,254)        10,407,812
                           ----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          (361,581)        21,170,382
                           ----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............                 0           (143,726)
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                 0                  0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................         3,585,941         13,327,810
  REINVESTMENT OF
    DIVIDENDS............                 0            178,395
  COST OF SHARES
    REDEEMED.............        (8,866,539)        (6,964,151)
                           ----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........        (5,280,598)         6,542,054
                           ----------------  -----------------
                           ----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        (5,642,179)        27,568,710
                           ----------------  -----------------

NET ASSETS:
ENDING NET ASSETS........  $    122,853,252  $     128,495,431
                           ----------------  -----------------

SHARE ISSUED AND REDEEMED:
  SHARES SOLD............           150,368            612,846
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............                 0              8,405
  SHARES REDEEMED........          (374,678)          (325,078)
                           ----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............          (224,310)           296,173
                           ----------------  -----------------

ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $          1,712  $               0
                           ----------------  -----------------

(1) PROCEEDS FROM SHARES SOLD INCLUDES $2,616,673 AND SHARES SOLD INCLUDES 239,403 AS A RESULT OF THE CONSOLIDATION OF THE LIFE & ANNUITY TRUST STRATEGIC GROWTH FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
64

STATEMENTS OF CHANGES IN NET ASSETS                               VARIABLE TRUST
--------------------------------------------------------------------------------

                                         LARGE COMPANY                             MONEY MARKET
                                          GROWTH FUND                                  FUND
                           -----------------------------------------  ---------------------------------------
                                (UNAUDITED)  FROM SEPTEMBER 20, 1999        (UNAUDITED)
                                    FOR THE            (COMMENCEMENT            FOR THE               FOR THE
                           SIX MONTHS ENDED        OF OPERATIONS) TO   SIX MONTHS ENDED            YEAR ENDED
                              JUNE 30, 2000        DECEMBER 31, 1999      JUNE 30, 2000     DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     50,988,017     $               0     $      42,163,569  $         26,318,825
                           ----------------     -----------------     -----------------  --------------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          (142,145)              (55,690)            1,061,502             1,483,105
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....           (32,264)              (83,423)                 (391)                   11
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....         7,261,843             8,206,260                     0                     0
                           ----------------     -----------------     -----------------  --------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         7,087,434             8,067,147             1,061,111             1,483,116
                           ----------------     -----------------     -----------------  --------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............                 0                     0            (1,061,502)           (1,483,116)
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                 0                     0                     0                     0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................        36,094,113            44,008,193            26,633,680            49,943,149
  REINVESTMENT OF
    DIVIDENDS............                 0                     0             1,059,716             1,389,785
  COST OF SHARES
    REDEEMED.............        (1,872,548)           (1,087,323)          (28,060,703)          (35,488,190)
                           ----------------     -----------------     -----------------  --------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........        34,221,565            42,920,870              (367,307)           15,844,744
                           ----------------     -----------------     -----------------  --------------------
                           ----------------     -----------------     -----------------  --------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        41,308,999            50,988,017              (367,698)           15,844,744
                           ----------------     -----------------     -----------------  --------------------

NET ASSETS:
ENDING NET ASSETS........  $     92,297,016     $      50,988,017     $      41,795,871  $         42,163,569
                           ----------------     -----------------     -----------------  --------------------

SHARE ISSUED AND REDEEMED:
  SHARES SOLD............         2,935,817             4,344,118            26,633,680            49,943,177
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............                 0                     0             1,059,716             1,389,786
  SHARES REDEEMED........          (148,119)             (104,555)          (28,060,703)          (35,488,190)
                           ----------------     -----------------     -----------------  --------------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............         2,787,698             4,239,563              (367,307)           15,844,773
                           ----------------     -----------------     -----------------  --------------------

ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $       (142,145)    $               0     $               0  $                  0
                           ----------------     -----------------     -----------------  --------------------

                                         SMALL CAP
                                        GROWTH FUND
                           --------------------------------------
                                (UNAUDITED)
                                    FOR THE               FOR THE
                           SIX MONTHS ENDED            YEAR ENDED
                              JUNE 30, 2000  DECEMBER 31, 1999(1)
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $     23,818,991    $     13,294,779
                           ----------------    ----------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           (99,320)            (49,877)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....         4,248,235           4,402,871
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....        (2,357,393)          5,150,330
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         1,791,522           9,503,324
                           ----------------    ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............                 0                   0
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                 0                   0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................        16,061,845           4,726,759
  REINVESTMENT OF
    DIVIDENDS............                 0                   0
  COST OF SHARES
    REDEEMED.............        (3,844,848)         (3,705,871)
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........        12,216,997           1,020,888
                           ----------------    ----------------
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        14,008,519          10,524,212
                           ----------------    ----------------
NET ASSETS:
ENDING NET ASSETS........  $     37,827,510    $     23,818,991
                           ----------------    ----------------
SHARE ISSUED AND REDEEMED
  SHARES SOLD............           818,168             413,588
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............                 0                   0
  SHARES REDEEMED........          (201,253)           (318,587)
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............           616,915              95,001
                           ----------------    ----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $        (99,320)   $              0
                           ----------------    ----------------

(1) PROCEEDS FROM SHARES SOLD INCLUDES $2,616,673 AND SHARES SOLD INCLUDES 239,403 AS A RESULT OF THE CONSOLIDATION OF THE LIFE & ANNUITY TRUST STRATEGIC GROWTH FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST                                  FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                                               NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                                               VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                                                   SHARE      INCOME     INVESTMENTS      INCOME          GAINS
---------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
JANUARY 1, 2000 TO JUNE 30, 2000.............   $ 14.42       0.17           0.41        (0.17)         0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999.........   $ 13.45       0.27           0.97        (0.26)        (0.01)
JANUARY 1, 1998 TO DECEMBER 31, 1998.........   $ 11.99       0.34           2.60        (0.34)        (1.14)
JANUARY 1, 1997 TO DECEMBER 31, 1997.........   $ 11.42       0.60           1.73        (0.60)        (1.16)
JANUARY 1, 1996 TO DECEMBER 31, 1996.........   $ 11.27       0.56           0.69        (0.56)        (0.54)

CORPORATE BOND FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............   $  9.82       0.32          (0.07)       (0.32)         0.00
SEPTEMBER 20, 1999 (3) TO DECEMBER 31,
  1999.......................................   $ 10.00       0.16          (0.18)       (0.16)         0.00

EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............   $ 17.09       0.09          (0.86)       (0.09)         0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999.........   $ 16.00       0.17           1.09        (0.17)         0.00
JANUARY 1, 1998 TO DECEMBER 31, 1998.........   $ 13.68       0.18           2.34        (0.18)        (0.02)
JANUARY 1, 1997 TO DECEMBER 31, 1997.........   $ 10.91       0.14           2.79        (0.14)        (0.02)
MAY 6, 1996 (3) TO DECEMBER 31, 1996.........   $ 10.00       0.08           0.92        (0.08)        (0.01)

EQUITY VALUE FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............   $  9.23       0.04          (0.26)       (0.04)         0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999.........   $  9.55       0.08          (0.32)       (0.08)         0.00
MAY 1, 1998 (3) TO DECEMBER 31, 1998.........   $ 10.00       0.07          (0.45)       (0.07)         0.00

GROWTH FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............   $ 24.10       0.00          (0.04)        0.00          0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999.........   $ 20.05       0.02           4.06        (0.03)         0.00
JANUARY 1, 1998 TO DECEMBER 31, 1998.........   $ 16.79       0.09           4.65        (0.09)        (1.39)
JANUARY 1, 1997 TO DECEMBER 31, 1997.........   $ 15.34       0.19           2.48        (0.19)        (1.03)
JANUARY 1, 1996 TO DECEMBER 31, 1996.........   $ 12.91       0.20           2.68        (0.20)        (0.25)

LARGE COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............   $ 12.03      (0.02)          1.12         0.00          0.00
SEPTEMBER 20, 1999 (3) TO DECEMBER 31,
  1999.......................................   $ 10.00      (0.01)          2.04         0.00          0.00

MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............   $  1.00       0.03           0.00        (0.03)         0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999.........   $  1.00       0.04           0.00        (0.04)         0.00
JANUARY 1, 1998 TO DECEMBER 31, 1998.........   $  1.00       0.05           0.00        (0.05)         0.00
JANUARY 1, 1997 TO DECEMBER 31, 1997.........   $  1.00       0.05           0.00        (0.05)         0.00
JANUARY 1, 1996 TO DECEMBER 31, 1996.........   $  1.00       0.05           0.00        (0.05)         0.00

SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............   $ 18.09      (0.05)          1.52         0.00          0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999.........   $ 10.88      (0.04)          7.25         0.00          0.00
JANUARY 1, 1998 TO DECEMBER 31, 1998.........   $ 12.77       0.03          (1.89)       (0.03)         0.00
JANUARY 1, 1997 TO DECEMBER 31, 1997.........   $ 13.50       0.01           1.24        (0.01)        (1.59)
JANUARY 1, 1996 TO DECEMBER 31, 1996.........   $ 11.21       0.02           3.51        (0.02)        (1.22)

FINANCIAL HIGHLIGHTS (UNAUDITED)                                  VARIABLE TRUST
--------------------------------------------------------------------------------

                                                             ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                          NET ASSET  ---------------------------------------------
                                               RETURN OF  VALUE PER  NET INVESTMENT            NET           GROSS
                                                 CAPITAL      SHARE          INCOME       EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
JANUARY 1, 2000 TO JUNE 30, 2000.............      0.00    $ 14.83          2.36%            1.00%          1.12%
JANUARY 1, 1999 TO DECEMBER 31, 1999.........      0.00    $ 14.42          2.05%            0.97%          1.17%
JANUARY 1, 1998 TO DECEMBER 31, 1998.........      0.00    $ 13.45          2.62%            0.92%          1.11%
JANUARY 1, 1997 TO DECEMBER 31, 1997.........      0.00    $ 11.99          5.20%            0.80%          0.85%
JANUARY 1, 1996 TO DECEMBER 31, 1996.........      0.00    $ 11.42          5.34%            0.69%          0.80%

CORPORATE BOND FUND
------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............      0.00    $  9.75          6.61%            0.90%          1.25%
SEPTEMBER 20, 1999 (3) TO DECEMBER 31,
  1999.......................................      0.00    $  9.82          5.87%            0.90%          1.25%

EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............      0.00    $ 16.23          1.09%            1.00%          1.17%
JANUARY 1, 1999 TO DECEMBER 31, 1999.........      0.00    $ 17.09          1.16%            0.86%          1.12%
JANUARY 1, 1998 TO DECEMBER 31, 1998.........      0.00    $ 16.00          1.47%            0.80%          1.10%
JANUARY 1, 1997 TO DECEMBER 31, 1997.........      0.00    $ 13.68          1.85%            0.80%          1.34%
MAY 6, 1996 (3) TO DECEMBER 31, 1996.........      0.00    $ 10.91          2.31%            0.80%          2.51%

EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............      0.00    $  8.97          0.81%            1.00%          1.56%
JANUARY 1, 1999 TO DECEMBER 31, 1999.........      0.00    $  9.23          0.96%            1.06%          1.53%
MAY 1, 1998 (3) TO DECEMBER 31, 1998.........      0.00    $  9.55          1.54%            1.09%          2.52%

GROWTH FUND
------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............      0.00    $ 24.06          0.00%            1.00%          1.23%
JANUARY 1, 1999 TO DECEMBER 31, 1999.........      0.00    $  4.10          0.11%            1.07%          1.27%
JANUARY 1, 1998 TO DECEMBER 31, 1998.........      0.00    $ 20.05          0.51%            1.04%          1.18%
JANUARY 1, 1997 TO DECEMBER 31, 1997.........      0.00    $ 16.79          1.19%            0.65%          1.01%
JANUARY 1, 1996 TO DECEMBER 31, 1996.........      0.00    $ 15.34          1.53%            0.60%          1.12%

LARGE COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............      0.00    $ 13.13         (0.38)%           1.00%          1.43%
SEPTEMBER 20, 1999 (3) TO DECEMBER 31,
  1999.......................................      0.00    $ 12.03         (0.47)%           1.00%          1.43%

MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............      0.00    $  1.00          5.37%            0.85%          0.90%
JANUARY 1, 1999 TO DECEMBER 31, 1999.........      0.00    $  1.00          4.45%            0.86%          1.07%
JANUARY 1, 1998 TO DECEMBER 31, 1998.........      0.00    $  1.00          4.62%            0.82%          1.28%
JANUARY 1, 1997 TO DECEMBER 31, 1997.........      0.00    $  1.00          4.95%            0.53%          1.07%
JANUARY 1, 1996 TO DECEMBER 31, 1996.........      0.00    $  1.00          4.64%            0.51%          1.22%

SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............      0.00    $ 19.56         (0.64)%           1.19%          2.40%
JANUARY 1, 1999 TO DECEMBER 31, 1999.........      0.00    $ 18.09         (0.37)%           0.95%          1.94%
JANUARY 1, 1998 TO DECEMBER 31, 1998.........      0.00    $ 10.88          0.31%            0.80%          1.51%
JANUARY 1, 1997 TO DECEMBER 31, 1997.........     (0.38)   $ 12.77          0.07%            0.80%          1.88%
JANUARY 1, 1996 TO DECEMBER 31, 1996.........      0.00    $ 13.50          0.16%            0.80%          2.82%


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
ASSET ALLOCATION FUND
JANUARY 1, 2000 TO JUNE 30, 2000.............     4.04%             25%         $   260,735
JANUARY 1, 1999 TO DECEMBER 31, 1999.........     9.33%             30%         $   240,671
JANUARY 1, 1998 TO DECEMBER 31, 1998.........    25.26%             29%         $   156,241
JANUARY 1, 1997 TO DECEMBER 31, 1997.........    20.88%            156%         $    86,506
JANUARY 1, 1996 TO DECEMBER 31, 1996.........    11.46%              4%         $    51,797
CORPORATE BOND FUND
---------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............     2.60%             65%         $    70,402
SEPTEMBER 20, 1999 (3) TO DECEMBER 31,
  1999.......................................    (0.16)%            59%         $    68,423
EQUITY INCOME FUND
---------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............    (4.53)%             3%         $   107,377
JANUARY 1, 1999 TO DECEMBER 31, 1999.........     7.90%              5%         $   127,793
JANUARY 1, 1998 TO DECEMBER 31, 1998.........    18.42%              2%         $    86,069
JANUARY 1, 1997 TO DECEMBER 31, 1997.........    26.90%              3%         $    39,888
MAY 6, 1996 (3) TO DECEMBER 31, 1996.........     9.95%              4%         $     9,415
EQUITY VALUE FUND
---------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............    (2.44)%            65%         $    29,987
JANUARY 1, 1999 TO DECEMBER 31, 1999.........    (2.48)%           139%         $    26,567
MAY 1, 1998 (3) TO DECEMBER 31, 1998.........    (3.76)%            27%         $    11,072
GROWTH FUND
---------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............    (0.17)%            23%         $   122,853
JANUARY 1, 1999 TO DECEMBER 31, 1999.........    20.41%             54%         $   128,495
JANUARY 1, 1998 TO DECEMBER 31, 1998.........    28.81%             69%         $   100,927
JANUARY 1, 1997 TO DECEMBER 31, 1997.........    17.33%            124%         $    71,944
JANUARY 1, 1996 TO DECEMBER 31, 1996.........    22.44%             95%         $    33,381
LARGE COMPANY GROWTH FUND
---------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............     9.14%              6%         $    92,297
SEPTEMBER 20, 1999 (3) TO DECEMBER 31,
  1999.......................................    20.30%              0%         $    50,988
MONEY MARKET FUND
---------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............     2.69%            N/A          $    41,796
JANUARY 1, 1999 TO DECEMBER 31, 1999.........     4.46%            N/A          $    42,164
JANUARY 1, 1998 TO DECEMBER 31, 1998.........     4.77%            N/A          $    26,319
JANUARY 1, 1997 TO DECEMBER 31, 1997.........     5.04%            N/A          $    14,788
JANUARY 1, 1996 TO DECEMBER 31, 1996.........     4.72%            N/A          $    12,667
SMALL CAP GROWTH FUND
---------------------------------------------
JANUARY 1, 2000 TO JUNE 30, 2000.............     8.13%            132%         $    37,828
JANUARY 1, 1999 TO DECEMBER 31, 1999.........    66.27%            314%         $    23,819
JANUARY 1, 1998 TO DECEMBER 31, 1998.........   (14.47)%           135%         $    13,295
JANUARY 1, 1997 TO DECEMBER 31, 1997.........     9.87%            209%         $    11,482
JANUARY 1, 1996 TO DECEMBER 31, 1996.........    31.47%            195%         $     6,091

VARIABLE TRUST                                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

1 During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. Total returns for periods less than one year are not annualized.

3  Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                     VARIABLE TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust consists of eight separate diversified funds (each, a "Fund", collectively, the "Funds") as of the end of the reporting period: the Asset Allocation, Corporate Bond, Equity Income, Equity Value, Growth, Large Company Growth, Money Market, and Small Cap Growth Funds. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities for all Funds, except the Money Market Fund, are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time) 3:00 p.m. (Central
  Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   The Money Market Fund values its shares at 9:00 a.m. (Pacific Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Securities held in the Money Market Fund and debt securities maturing in 60 days or less are valued using the amortized cost method which involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
   Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows:
  (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

VARIABLE TRUST                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
   Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FUTURES CONTRACTS
   The Asset Allocation and Equity Value Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On June 30, 2000, the Asset Allocation Fund held the following long futures contracts:

                                                    Notional      Net Unrealized
Contracts        Type         Expiration Date    Contract Value    Depreciation
     17     S&P 500 INDEX      SEPTEMBER 2000      $6,239,425        $(127,075)

   The Asset Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $375,000.

FORWARD FOREIGN CURRENCY CONTRACTS
   The Funds may enter into forward currency exchange contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. At June 30, 2000, the Corporate Bond Fund had entered into a forward foreign currency contract under which it is obligated to exchange currencies at a specified future date. The Fund had an outstanding contract to sell 743,000 EURO and receive $670,669 on August 14, 2000. Net unrealized depreciation of $(43,302) on this contract is included in the accompanying financial statements.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, for the Growth, Large Company Growth, and Small Cap Growth Funds are declared and distributed annually. Dividends to shareholders from net investment income, if any, for the Asset Allocation, Equity Income, and Equity Value Funds are declared and distributed quarterly. Dividends to shareholders from net investment income, if any, for the Corporate Bond and Money Market Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the

NOTES TO FINANCIAL STATEMENTS                                     VARIABLE TRUST
--------------------------------------------------------------------------------

  extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2000.
   The following Funds had estimated net capital loss carryforwards at June 30, 2000, which are available to offset future net realized capital gains:

                                                        Capital Loss
Fund                                      Year Expires  Carryforwards
CORPORATE BOND FUND                       2007           $   34,524

EQUITY VALUE FUND                         2006               79,556

                                          2007            1,202,701

3. ADVISORY FEES
   The Trust has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    ASSET ALLOCATION FUND                                            0.55

    CORPORATE BOND FUND                                              0.45

    EQUITY INCOME FUND                                               0.55

    EQUITY VALUE FUND                                                0.55

    GROWTH FUND                                                      0.55

    LARGE COMPANY GROWTH FUND                                        0.55

    MONEY MARKET FUND                                                0.40

    SMALL CAP GROWTH FUND                                            0.75

   Prior to September 20, 1999, the predecessor funds for the Asset Allocation, Equity Value, Growth and Money Market Funds had also retained WFB as investment advisor. WFB was entitled to a fee from the Money Market Fund at the annual rate of 0.45% of the Fund's average daily net assets. WFB was entitled to a fee at the annual rate of 0.60% of the average daily net assets of the other Funds. The predecessor funds for the Equity Income and and Small Cap Growth Funds had retained Norwest Investment Management, Inc. ("NIM"), then a wholly-owned subsidiary of Norwest Bank Minnesota, N.A. (now known as Wells Fargo Bank Minnesota, N.A. and a wholly-owned subsidiary of Wells Fargo & Co.) as their investment advisor. NIM was entitled to a fee at the annual rate of 0.80% of the average daily net assets of each of these respective Funds. The Corporate Bond and Large Company Growth Funds are new series of the Trust and did not have predecessor portfolios.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Corporate Bond, Equity Income, Equity Value, Growth, Money Market, and Small Cap Growth Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Equity Income, Equity Value, Growth, and Small Cap Growth Funds, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million and 0.15% of the Fund's average daily net assets in excess of $400 million. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Corporate Bond Fund, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Money Market Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04%

VARIABLE TRUST                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  of the Fund's average daily net assets in excess of $1 billion. Prior to September 20, 1999, the Equity Value, Growth, and Money Market Funds were charged at the same annual rates.
   Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Asset Allocation Fund. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.
   Peregrine Capital Management Incorporated ("Peregrine") acts as sub-advisor to the Large Company Growth Fund. Peregrine is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets up to $25 million, 0.60% of the Fund's average daily net assets for the next $25 million, 0.50% of the Fund's average daily net assets for the next $225 million, and 0.30% of the Fund's average daily net assets in excess of $275 million.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan ("Plan") for the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens Inc. ("Stephens") at a rate of 0.25% of the average daily net assets of each Fund. The distribution fees paid on behalf of the Funds for the period ended June 30, 2000 are disclosed on the Statement of Operations.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to September 20, 1999, the predecessor Life & Annuity Trust had also retained WFB to provide administration services to the Asset Allocation, Equity Value, Growth and Money Market Funds at the rate and under substantially the same terms provided by the current agreement.
   Prior to September 20, 1999, the predecessor Norwest Select Trust had entered into an administration agreement with Forum Administrative Services, LLC ("FAdS") on behalf of the Equity Income and Small Cap Growth Funds. The Funds were charged monthly fees at the annual rate of 0.05% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.
   Prior to September 20, 1999, Norwest provided transfer agency, custody, and shareholder services for the Equity Income and Small Cap Growth Funds at an annual rate of 0.08% of the average daily net assets of each Fund. Prior to September 20, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement, and prior to July 17, 1999, WFB provided transfer agency services for the Asset Allocation, Equity Value, and Growth Funds. WFB was entitled to a fee at an annual rate of 0.14% of the average daily net assets of each Fund, and for the Money Market Fund, at an annual rate of 0.10% of the average daily net assets of the Fund.

7. SHAREHOLDER SERVICING FEES
   Prior to September 20, 1999, the Asset Allocation, Equity Value, Growth, and Money Market Funds were charged 0.25% of each Fund's average daily net assets for shareholder services.

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to September 20, 1999, the predecessor Life & Annuity Trust entered into contracts on behalf of the Asset Allocation, Equity Value, Growth, and Money Market Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the Equity Income and Small Cap Growth Funds, portfolio accounting services were provided by Forum.
   The Trust has entered into contracts on behalf of each Fund (other than the Asset Allocation Fund, for which BGI serves as custodian) with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), an affiliated party,

NOTES TO FINANCIAL STATEMENTS                                     VARIABLE TRUST
--------------------------------------------------------------------------------

  whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to September 20, 1999, the Equity Value, Growth, and Money Market Funds had the above services performed by WFB for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund. The Equity Income and Small Cap Growth Funds also had WFB MN serve as the custodian. For its custody services, in addition to shareholder servicing and transfer agent services, WFB MN was entitled to receive a fee at an annual rate of 0.08% of the average daily net assets of each Fund.
   BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation Fund. BGI is not entitled to receive compensation for its custodial services to the Fund so long as BGFA is entitled to receive compensation for providing investment sub-advisory services to the Fund. Prior to September 20, 1999, this same arrangement was in place.
   Certain officers of the Trust were also officers of Stephens for a portion of the period. As of June 30, 2000, Stephens owned 4,220 shares of the Asset Allocation Fund, 3,579 shares of the Corporate Bond Fund, 10,209 shares of the Equity Value Fund, 3,120 shares of the Growth Fund, 33,500 shares of the Money Market Fund, and 16,148 shares of the Small Cap Growth Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended June 30, 2000, were waived by WFB or reimbursed by Stephens.

                                     Expenses Reimbursed  Fees Waived
Fund                                     by Stephens        by WFB     Total Fees Waived
ASSET ALLOCATION FUND                      $     0         $156,226        $156,226

CORPORATE BOND FUND                              0          123,107         123,107

EQUITY INCOME FUND                               0           95,772          95,772

EQUITY VALUE FUND                                0           78,047          78,047

GROWTH FUND                                      0          141,228         141,228

LARGE COMPANY GROWTH FUND                        0          160,901         160,901

MONEY MARKET FUND                                0            9,461           9,461

SMALL CAP GROWTH FUND                       31,676          156,880         188,556

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the six months ended June 30, 2000, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost  Sales Proceeds
    ASSET ALLOCATION FUND                        $74,372,446      $61,652,509

    CORPORATE BOND FUND                           47,855,722       44,702,549

    EQUITY INCOME FUND                             3,711,924       14,565,139

    EQUITY VALUE FUND                             21,304,759       17,527,734

    GROWTH FUND                                   28,214,775       30,858,930

    LARGE COMPANY GROWTH FUND                     38,992,949        4,550,307

    SMALL CAP GROWTH FUND                         48,837,164       38,112,535

   The Money Market Fund, not reflected in this schedule, trades exclusively in short-term securities.

11. REORGANIZATION
   Concurrent with the establishment of the Trust, the Board of Trustees of the Life & Annuity Trust ("LAT") and the Board of Trustees of the Norwest Select Funds ("Select") approved a consolidation agreement providing for the acquisition of the assets and the assumption of liabilities of certain LAT and Norwest Select Funds into the Wells Fargo Variable Trust Funds. Effective at the close of business

VARIABLE TRUST                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  September 17, 1999, the LAT and/or Select Funds were consolidated into the respective Wells Fargo Variable Trust Funds through an exchange of shares as follows:

Life & Annuity Trust Fund           Norwest Select Fund     Wells Fargo Variable Trust Fund
ASSET ALLOCATION FUND*                                      ASSET ALLOCATION FUND

U.S. GOVERNMENT ALLOCATION FUND  INCOME FUND                CORPORATE BOND FUND**

                                 INCOME EQUITY FUND*        EQUITY INCOME FUND

EQUITY VALUE FUND*                                          EQUITY VALUE FUND

GROWTH FUND*                                                GROWTH FUND

                                 VALUGROWTH STOCK FUND      LARGE COMPANY GROWTH FUND**

MONEY MARKET FUND*                                          MONEY MARKET FUND

STRATEGIC GROWTH FUND            SMALL COMPANY STOCK FUND*  SMALL CAP GROWTH FUND

 *ACCOUNTING SURVIVOR
**NEW FUND (NO ACCOUNTING SURVIVOR)

   In the consolidation, the Wells Fargo Variable Trust Small Cap Growth Fund acquired all of the net assets of the LAT Strategic Growth Fund and Norwest
  Select Small Company Stock Fund. The LAT Strategic Growth Fund exchanged its 173,629 shares (valued at $2,616,673) for 239,403 shares of the Wells Fargo Variable Trust Small Cap Growth Fund. The net assets of the LAT Strategic Growth Fund included unrealized appreciation of $270,587.
   The Wells Fargo Variable Trust Corporate Bond and Large Company Growth Funds did receive assets from LAT and Select Trust Funds, but have different investment objectives and other operating differences, and therefore they do not have an accounting survivor and commenced operations on September 20, 1999 for financial reporting purposes.

VARIABLE TRUST                                             LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Variable Trust Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Variable Trust Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

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 P.O. Box 8266
 Boston, MA 02266-8266

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[RECYCLED LOGO]                                                   SAR 016 (8/00)